Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.5%
		Basic Materials: 1.1%
200,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$161,198	0.0
425,000	(1),(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	270,300	0.0
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,265,642	0.1
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,406,759	0.1
525,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	466,696	0.0
350,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	309,553	0.0
625,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	488,579	0.0
600,000	(1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	510,586	0.0
625,000	(1)	Constellium SE, 5.625%, 06/15/2028	578,637	0.0
1,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	873,750	0.1
600,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	564,170	0.0
1,800,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	1,599,093	0.1
1,200,000	(1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	1,091,471	0.1
560,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	469,757	0.0
800,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	735,996	0.1
200,000		Inversiones CMPC SA, 4.375%, 04/04/2027	193,591	0.0
925,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	795,500	0.1
825,000	(1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	682,614	0.1
925,000	(1)	Mativ, Inc., 6.875%, 10/01/2026	818,505	0.1
750,000	(1)	Novelis Corp., 3.875%, 08/15/2031	613,307	0.0
100,000	(1)	Novelis Corp., 4.750%, 01/30/2030	88,882	0.0
675,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	585,792	0.0
325,000	(1)	OCP SA, 3.750%, 06/23/2031	273,393	0.0
450,000	(2)	Olin Corp., 5.000%, 02/01/2030	411,424	0.0
400,000		Olin Corp., 5.125%, 09/15/2027	378,688	0.0
800,000	(1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	608,405	0.0
200,000	(1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	191,759	0.0
1,100,000	(1)	POSCO, 4.500%, 08/04/2027	1,034,524	0.1
1,350,000		Suzano Austria GmbH, 5.000%, 01/15/2030	1,266,334	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	199,402	0.0
700,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	616,412	0.0
675,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	438,088	0.0
750,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	624,844	0.0
			20,613,651	1.1

		Communications: 1.9%
700,000	(1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	562,054	0.0
1,000,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	592,442	0.0
1,000,000	(1)	Altice France SA/France, 5.500%, 10/15/2029	764,315	0.1
575,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	524,940	0.0
140,000		AMC Networks, Inc., 4.250%, 02/15/2029	87,439	0.0
875,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	528,281	0.0
825,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	610,500	0.1
1,125,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	897,666	0.1
600,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	546,117	0.0
975,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	910,913	0.1
500,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	368,073	0.0
450,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	329,087	0.0
3,016,000		Comcast Corp., 2.937%, 11/01/2056	1,878,936	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

325,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	296,420	0.0
200,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	136,156	0.0
375,000	(1)	CommScope, Inc., 4.750%, 09/01/2029	303,028	0.0
675,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	483,633	0.0
925,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	859,158	0.1
800,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	443,871	0.0
325,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	303,063	0.0
1,600,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	905,912	0.1
400,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	272,880	0.0
675,000	(1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	605,178	0.0
950,000		DISH DBS Corp., 5.125%, 06/01/2029	614,636	0.1
275,000	(1)	DISH DBS Corp., 5.250%, 12/01/2026	232,158	0.0
425,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	340,000	0.0
525,000		DISH DBS Corp., 7.375%, 07/01/2028	372,291	0.0
600,000		Embarq Corp., 7.995%, 06/01/2036	280,323	0.0
775,000	(1)	GCI LLC, 4.750%, 10/15/2028	652,329	0.1
900,000	(1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	650,192	0.1
275,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	233,382	0.0
600,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	502,770	0.0
450,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	373,445	0.0
720,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	674,870	0.1
270,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	259,549	0.0
655,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	542,515	0.0
825,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	529,073	0.0
440,000		Netflix, Inc., 5.875%, 11/15/2028	447,053	0.0
475,000	(4)	Paramount Global, 6.250%, 02/28/2057	383,702	0.0
3,650,000	(4)	Paramount Global, 6.375%, 03/30/2062	2,989,274	0.2
875,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	368,060	0.0
325,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	244,085	0.0
460,000	(1),(2)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	322,398	0.0
1,400,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,297,186	0.1
625,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	360,156	0.0
1,350,000		Sprint Corp., 7.125%, 06/15/2024	1,379,349	0.1
375,000		Sprint Corp., 7.625%, 03/01/2026	395,440	0.0
650,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	537,196	0.0
175,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	132,534	0.0
775,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	635,213	0.1
275,000	(1)	Univision Communications, Inc., 4.500%, 05/01/2029	230,487	0.0
1,225,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,184,495	0.1
500,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	423,280	0.0
600,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	557,621	0.0
140,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	127,414	0.0
325,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	244,351	0.0
625,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	526,312	0.0
1,100,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	963,207	0.1
325,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	264,649	0.0
1,075,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	611,921	0.1
			34,092,978	1.9

		Consumer, Cyclical: 3.0%
575,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	466,840	0.0
875,000	(1)	Academy Ltd., 6.000%, 11/15/2027	838,955	0.1
710,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	605,859	0.0
900,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	839,196	0.1
975,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	827,862	0.1
175,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	144,156	0.0
800,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	752,700	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

541,913		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	441,436	0.0
42,147		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	34,403	0.0
1,200,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	1,098,913	0.1
725,000	(1)	Arko Corp., 5.125%, 11/15/2029	570,212	0.0
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	352,666	0.0
170,000	(1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	143,449	0.0
290,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	242,932	0.0
1,025,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	902,718	0.1
150,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	92,874	0.0
650,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	632,909	0.0
750,000	(1)	Carnival Corp., 6.000%, 05/01/2029	501,193	0.0
825,000	(1)	Carnival Corp., 9.875%, 08/01/2027	780,990	0.1
650,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	613,346	0.0
600,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	472,530	0.0
525,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	531,551	0.0
1,500,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	1,238,858	0.1
575,000	(1)	Crocs, Inc., 4.125%, 08/15/2031	469,329	0.0
750,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	669,753	0.1
200,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	204,674	0.0
184,782	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	173,974	0.0
900,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	727,628	0.1
525,000	(1)	Foot Locker, Inc., 4.000%, 10/01/2029	409,762	0.0
1,100,000		Ford Motor Co., 6.100%, 08/19/2032	1,017,811	0.1
1,000,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	869,650	0.1
1,500,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,345,943	0.1
875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	807,734	0.1
600,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	544,680	0.0
500,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	494,525	0.0
700,000	(1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	527,257	0.0
700,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	489,360	0.0
495,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	488,662	0.0
625,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	512,025	0.0
425,000	(1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	356,443	0.0
2,920,000		Home Depot, Inc./The, 3.625%, 04/15/2052	2,269,343	0.1
1,125,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	968,939	0.1
725,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	653,026	0.1
725,000	(1)	Interface, Inc., 5.500%, 12/01/2028	599,601	0.0
1,100,000	(1)	International Game Technology PLC, 5.250%, 01/15/2029	1,026,893	0.1
615,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	392,156	0.0
850,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	681,775	0.1
850,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	493,932	0.0
2,183,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	1,708,409	0.1
200,000		M/I Homes, Inc., 3.950%, 02/15/2030	161,743	0.0
550,000		M/I Homes, Inc., 4.950%, 02/01/2028	489,522	0.0
305,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	212,820	0.0
135,000	(1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	117,342	0.0
475,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	399,950	0.0
400,000		Mattel, Inc., 5.450%, 11/01/2041	326,249	0.0
800,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	643,272	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

150,000	(1)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	123,723	0.0
450,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	412,562	0.0
165,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	160,500	0.0
810,000	(1)	NCL Corp. Ltd., 7.750%, 02/15/2029	617,657	0.0
500,000	(1),(2)	NCL Finance Ltd., 6.125%, 03/15/2028	369,736	0.0
500,000	(1)	Penn Entertainment, Inc., 4.125%, 07/01/2029	395,652	0.0
450,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	408,744	0.0
1,250,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,176,334	0.1
825,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	566,610	0.0
1,725,000	(1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,398,890	0.1
375,000	(1),(2)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	377,235	0.0
850,000	(1),(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	719,100	0.1
500,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	477,853	0.0
325,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	332,125	0.0
625,000		Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	526,528	0.0
675,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	621,936	0.0
800,000	(1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	641,606	0.0
275,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	219,217	0.0
625,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	506,138	0.0
1,200,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	866,016	0.1
975,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	849,158	0.1
700,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	620,515	0.0
675,000	(1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	585,906	0.0
675,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	530,867	0.0
650,000	(1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	567,093	0.0
650,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	621,868	0.0
250,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	232,157	0.0
1,025,000	(1),(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	806,060	0.1
950,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	775,907	0.1
255,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	269,442	0.0
2,268,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	1,657,516	0.1
775,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	671,649	0.1
275,000	(1),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	238,079	0.0
550,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	528,517	0.0
275,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	248,628	0.0
750,000	(1),(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	569,273	0.0
1,000,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	904,051	0.1
			55,975,578	3.0

		Consumer, Non-cyclical: 1.5%
77,235	(1)	1375209 BC Ltd., 9.000%, 01/30/2028	75,594	0.0
750,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	712,575	0.1
700,000	(1)	ACCO Brands Corp., 4.250%, 03/15/2029	578,410	0.0
805,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	685,704	0.1
440,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	370,124	0.0
275,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	245,915	0.0
675,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	642,870	0.0
300,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	218,118	0.0
150,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	137,559	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

620,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	540,733	0.0
825,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	745,948	0.1
875,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	808,316	0.1
450,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	392,389	0.0
300,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	249,000	0.0
225,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	143,530	0.0
137,000	(1)	Bausch Health Cos, Inc., 11.000%, 09/30/2028	107,524	0.0
675,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	650,379	0.0
225,000		Centene Corp., 2.625%, 08/01/2031	177,238	0.0
975,000		Centene Corp., 4.625%, 12/15/2029	893,189	0.1
1,000,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	837,780	0.1
325,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	236,566	0.0
400,000	(1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	302,329	0.0
500,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	429,640	0.0
835,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	641,693	0.0
765,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	755,351	0.1
275,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	205,853	0.0
725,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	584,743	0.0
825,000		Encompass Health Corp., 4.750%, 02/01/2030	725,791	0.1
575,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	565,849	0.0
800,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	714,460	0.1
599,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	590,404	0.0
555,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	448,299	0.0
825,000	(1),(2)	Medline Borrower L.P., 5.250%, 10/01/2029	656,745	0.0
555,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	370,303	0.0
850,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	744,855	0.1
400,000		New Albertsons L.P., 7.450%, 08/01/2029	407,558	0.0
1,100,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	954,399	0.1
630,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	410,124	0.0
568,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	563,200	0.0
425,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	367,551	0.0
1,000,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	942,805	0.1
875,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	756,675	0.1
675,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	550,302	0.0
355,000	(1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	276,557	0.0
375,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	331,561	0.0
605,000	(1)	Teleflex, Inc., 4.250%, 06/01/2028	553,351	0.0
350,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	303,851	0.0
200,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	186,454	0.0
1,150,000	(1),(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,032,045	0.1
740,000	(1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	706,371	0.1
725,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	582,494	0.0
675,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	649,640	0.0
200,000		United Rentals North America, Inc., 3.750%, 01/15/2032	163,426	0.0
425,000		United Rentals North America, Inc., 4.875%, 01/15/2028	403,688	0.0
125,000		United Rentals North America, Inc., 5.250%, 01/15/2030	117,669	0.0
600,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	597,204	0.0
			28,042,701	1.5

		Energy: 2.9%
875,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	868,963	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

350,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	320,456	0.0
525,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	497,216	0.0
360,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	334,246	0.0
103,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	103,706	0.0
450,000		Apache Corp., 5.100%, 09/01/2040	373,935	0.0
415,000		Apache Corp., 5.250%, 02/01/2042	341,710	0.0
775,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	710,394	0.0
250,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	239,061	0.0
850,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	758,990	0.1
800,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	710,883	0.0
675,000	(1),(2)	Baytex Energy Corp., 8.750%, 04/01/2027	687,909	0.0
825,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	754,779	0.1
900,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	877,455	0.1
625,000	(1)	Chord Energy Corp., 6.375%, 06/01/2026	609,575	0.0
575,000	(1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	472,630	0.0
825,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	709,632	0.0
875,000	(1)	Comstock Resources, Inc., 5.875%, 01/15/2030	753,375	0.1
1,025,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	967,205	0.1
1,050,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	964,903	0.1
250,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	248,082	0.0
520,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	503,173	0.0
525,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	474,243	0.0
162,000		Devon Energy Corp., 4.500%, 01/15/2030	151,193	0.0
275,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	236,785	0.0
575,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	483,144	0.0
625,000	(1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	598,688	0.0
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	2,272,794	0.1
1,450,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	1,220,366	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	469,910	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,163,766	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	329,734	0.0
825,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	755,110	0.1
330,000	(1)	Enerflex Ltd., 9.000%, 10/15/2027	329,528	0.0
5,725,000	(4)	Energy Transfer L.P., 7.125%, 12/31/2199	4,794,688	0.3
1,225,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	1,135,524	0.1
700,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	660,394	0.0
285,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	255,347	0.0
131,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	126,640	0.0
500,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	428,135	0.0
425,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	393,748	0.0
175,000	(1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	160,336	0.0
400,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	356,605	0.0
400,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	360,500	0.0
475,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	411,497	0.0
725,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	695,852	0.0
925,000	(1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	868,698	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,050,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	948,318	0.1
400,000		Murphy Oil Corp., 5.875%, 12/01/2027	385,604	0.0
700,000		Murphy Oil Corp., 6.375%, 07/15/2028	674,786	0.0
675,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	618,621	0.0
255,000		Nabors Industries, Inc., 5.100%, 09/15/2023	251,111	0.0
300,000	(1)	Nabors Industries, Inc., 7.375%, 05/15/2027	290,955	0.0
400,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	323,811	0.0
1,005,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,002,990	0.1
1,300,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	1,346,326	0.1
575,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	620,152	0.0
2,100,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	1,702,358	0.1
1,000,000		Petroleos del Peru SA, 4.750%, 06/19/2032	774,700	0.1
6,450,000		Petroleos Mexicanos, 5.950%, 01/28/2031	4,896,408	0.3
33,000		Petroleos Mexicanos, 6.700%, 02/16/2032	25,978	0.0
1,625,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	1,318,958	0.1
1,700,000	(1)	Reliance Industries Ltd., 3.625%, 01/12/2052	1,118,782	0.1
1,275,000		Southwestern Energy Co., 5.375%, 02/01/2029	1,183,844	0.1
625,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	537,305	0.0
250,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	219,036	0.0
650,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	565,110	0.0
350,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	310,947	0.0
450,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	454,759	0.0
612,500	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	597,004	0.0
475,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	400,625	0.0
1,025,000	(1)	Weatherford International Ltd., 8.625%, 04/30/2030	986,146	0.1
975,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	811,683	0.1
			54,307,820	2.9

		Financial: 7.7%
750,000		Ally Financial, Inc., 5.750%, 11/20/2025	727,350	0.1
3,624,000		American Express Co., 3.950%, 08/01/2025	3,553,790	0.2
625,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	517,161	0.0
1,250,000		Banco Nacional de Panama, 2.500%, 08/11/2030	1,004,094	0.1
1,628,000	(1),(4)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	1,545,895	0.1
2,100,000		Bank Hapoalim, 3.255%, 01/21/2032	1,807,008	0.1
7,636,000	(4)	Bank of America Corp., 1.530%, 12/06/2025	7,048,127	0.4
28,470,000	(4)	Bank of America Corp., 3.384%, 04/02/2026	27,214,043	1.5
177,000	(4)	Bank of America Corp., 3.846%, 03/08/2037	147,022	0.0
825,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	703,215	0.0
625,000	(1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	559,057	0.0
5,076,000	(4)	Capital One Financial Corp., 4.166%, 05/09/2025	4,960,867	0.3
6,327,000	(1),(4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	5,875,825	0.3
875,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	836,609	0.1
255,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	198,773	0.0
375,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	313,390	0.0
527,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	474,857	0.0
19,936,000	(4)	JPMorgan Chase & Co., 2.083%, 04/22/2026	18,523,497	1.0
4,589,000	(4)	JPMorgan Chase & Co., 5.717%, 09/14/2033	4,492,837	0.3
825,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	667,285	0.0
800,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	697,160	0.0
400,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	324,468	0.0
515,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	443,654	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

15,379,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	14,304,363	0.8
22,252,000	(4)	Morgan Stanley, 4.679%, 07/17/2026	21,892,050	1.2
535,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	408,946	0.0
675,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	568,863	0.0
2,591,000		Nasdaq, Inc., 3.950%, 03/07/2052	1,981,241	0.1
850,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	657,630	0.0
875,000		Navient Corp., 4.875%, 03/15/2028	720,858	0.1
475,000	(2)	Navient Corp., 5.000%, 03/15/2027	416,652	0.0
165,000		Navient Corp., 7.250%, 09/25/2023	165,380	0.0
425,000	(2)	OneMain Finance Corp., 4.000%, 09/15/2030	317,664	0.0
1,050,000		OneMain Finance Corp., 5.375%, 11/15/2029	860,539	0.1
900,000	(1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	817,286	0.1
700,000	(1)	PRA Group, Inc., 5.000%, 10/01/2029	578,529	0.0
175,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	127,892	0.0
800,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	606,152	0.0
700,000	(1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	568,477	0.0
1,000,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	862,311	0.1
325,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	206,076	0.0
500,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	332,185	0.0
700,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	562,188	0.0
13,090,000	(4)	Wells Fargo & Co., 4.540%, 08/15/2026	12,840,695	0.7
725,000	(1)	XHR L.P., 4.875%, 06/01/2029	594,809	0.0
			143,026,770	7.7

		Industrial: 1.3%
1,025,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	714,540	0.1
375,000		Ball Corp., 3.125%, 09/15/2031	301,661	0.0
335,000		Ball Corp., 6.875%, 03/15/2028	344,537	0.0
405,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	393,675	0.0
775,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	707,494	0.1
200,000	(1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	162,497	0.0
475,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	421,662	0.0
950,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	863,702	0.1
1,025,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	899,784	0.1
725,000	(1)	Chart Industries, Inc., 7.500%, 01/01/2030	729,742	0.1
195,000	(1)	Chart Industries, Inc., 9.500%, 01/01/2031	200,229	0.0
775,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	662,183	0.0
875,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	749,276	0.1
425,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	360,708	0.0
325,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	255,359	0.0
350,000	(1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	277,515	0.0
625,000	(1),(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	514,183	0.0
725,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	606,080	0.0
600,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	633,126	0.0
125,000		Howmet Aerospace, Inc., 5.125%, 10/01/2024	123,880	0.0
550,000		Howmet Aerospace, Inc., 5.900%, 02/01/2027	547,806	0.0
775,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	673,962	0.1
400,000	(1),(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	281,526	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

725,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	586,141	0.0
600,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	570,948	0.0
3,425,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	3,108,048	0.2
800,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	741,772	0.1
1,005,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	842,710	0.1
575,000	(1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	497,921	0.0
200,000	(1)	Rolls-Royce PLC, 3.625%, 10/14/2025	185,000	0.0
600,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	572,478	0.0
950,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	863,414	0.1
225,000	(1)	Sensata Technologies BV, 5.000%, 10/01/2025	220,124	0.0
585,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	482,142	0.0
220,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	166,009	0.0
425,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	347,229	0.0
675,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	677,849	0.1
475,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	443,080	0.0
400,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	392,676	0.0
425,000		TransDigm, Inc., 4.625%, 01/15/2029	374,436	0.0
500,000		TransDigm, Inc., 5.500%, 11/15/2027	470,540	0.0
575,000		TransDigm, Inc., 6.375%, 06/15/2026	560,289	0.0
575,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	484,173	0.0
			24,012,106	1.3

		Technology: 0.4%
820,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	660,769	0.1
625,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	575,668	0.0
345,000	(1)	Entegris Escrow Corp., 6.950%, 06/15/2030	318,608	0.0
275,000	(1),(2)	Entegris, Inc., 3.625%, 05/01/2029	224,269	0.0
1,175,000	(1)	NCR Corp., 5.125%, 04/15/2029	984,777	0.1
175,000	(1)	Open Text Corp., 3.875%, 02/15/2028	150,474	0.0
300,000	(1)	Open Text Corp., 3.875%, 12/01/2029	241,690	0.0
650,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	522,561	0.0
2,291,000		Oracle Corp., 3.800%, 11/15/2037	1,822,103	0.1
1,253,000		Oracle Corp., 3.950%, 03/25/2051	898,177	0.1
600,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	471,750	0.0
775,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	339,044	0.0
310,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	214,169	0.0
750,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	572,642	0.0
			7,996,701	0.4

		Utilities: 1.7%
1,325,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,154,135	0.1
85,000	(1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	68,455	0.0
600,000	(1),(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	554,697	0.0
1,250,000	(1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	1,111,061	0.1
4,028,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	3,544,640	0.2
600,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	574,336	0.0
1,343,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	1,228,845	0.1
895,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	754,698	0.0
1,266,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	884,546	0.1
625,000		Inkia Energy Ltd., 5.875%, 11/09/2027	591,506	0.0
4,907,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	4,551,489	0.2
2,875,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	2,617,078	0.1
1,525,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	1,354,577	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,926,680	0.2
3,751,000	(2)	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,923,708	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,625,000	(4)	Southern Co/The, 4.000%, 01/15/2051	3,307,813	0.2
2,538,000		Southern Co/The, 4.475%, 08/01/2024	2,507,768	0.1
415,000		TransAlta Corp., 7.750%, 11/15/2029	424,390	0.0
300,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	289,514	0.0
625,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	594,289	0.0
			31,964,225	1.7

	Total Corporate Bonds/Notes
	(Cost $445,687,136)		400,032,530	21.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.6%
217,310	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.228%, 05/25/2036	189,520	0.0
1,258,156	(1),(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.621%, 03/25/2045	1,145,760	0.1
495,752	(1),(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.523%, 06/25/2045	406,113	0.0
1,613,222	(1),(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.659%, 12/25/2045	1,347,110	0.1
1,000,000	(1),(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.659%, 12/25/2045	815,510	0.1
1,137,085	(1),(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.773%, 03/25/2046	780,023	0.1
401,797		Alternative Loan Trust 2004-J7 MI, 4.179%, (US0001M + 1.020%), 10/25/2034	400,112	0.0
332,347		Alternative Loan Trust 2005-10CB 1A2, 4.839%, (US0001M + 0.450%), 05/25/2035	250,388	0.0
328,521		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	266,153	0.0
36,128		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	30,389	0.0
179,571		Alternative Loan Trust 2005-J2 1A12, 4.789%, (US0001M + 0.400%), 04/25/2035	140,711	0.0
30,549		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	15,565	0.0
483,642		Alternative Loan Trust 2006-18CB A10, 4.789%, (US0001M + 0.400%), 07/25/2036	212,760	0.0
114,614		Alternative Loan Trust 2006-19CB A12, 4.789%, (US0001M + 0.400%), 08/25/2036	58,380	0.0
485,365		Alternative Loan Trust 2006-19CB A28, 4.989%, (US0001M + 0.600%), 08/25/2036	254,283	0.0
849,739		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	501,503	0.0
267,157		Alternative Loan Trust 2006-HY11 A1, 4.629%, (US0001M + 0.120%), 06/25/2036	239,410	0.0
847,201		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	532,145	0.0
120,946		Alternative Loan Trust 2007-2CB 2A1, 4.989%, (US0001M + 0.600%), 03/25/2037	57,089	0.0
183,581		Alternative Loan Trust 2007-HY8C A1, 4.709%, (US0001M + 0.320%), 09/25/2047	158,665	0.0
567,240		Alternative Loan Trust 2007-OA4 A1, 4.729%, (US0001M + 0.170%), 05/25/2047	478,525	0.0
505,567	(1),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	465,438	0.0
291,060		Banc of America Funding 2007-2 1A16 Trust, 4.989%, (US0001M + 0.600%), 03/25/2037	220,743	0.0
1,515,408		Banc of America Funding 2007-C 7A1 Trust, 4.773%, (US0001M + 0.210%), 05/20/2047	1,330,666	0.1
158,459	(4)	Bear Stearns ALT-A Trust 2005-3 4A3, 3.042%, 04/25/2035	155,620	0.0
392,555	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.602%, 11/25/2036	223,752	0.0
570,590	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.586%, 11/25/2036	305,601	0.0
107,270	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.524%, 01/26/2036	86,272	0.0
1,300,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 7.089%, (US0001M + 2.700%), 03/25/2029	1,291,173	0.1
2,100,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 5.478%, (SOFR30A + 1.550%), 09/25/2031	1,883,538	0.1
137,634	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	122,994	0.0
934,098	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.899%, 03/25/2050	760,927	0.0
1,215,093	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.899%, 03/25/2050	924,674	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

316,563	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.989%, 09/25/2036	272,584	0.0
42,809	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.793%, 11/25/2034	38,685	0.0
267,131		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 5.512%, (US0012M + 1.750%), 02/20/2036	236,546	0.0
2,012,242	(1),(4)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	1,792,812	0.1
168,694	(1),(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	158,496	0.0
176,881	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	166,610	0.0
178,650	(1),(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	162,437	0.0
267,976	(1),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	244,072	0.0
1,624,238	(1),(4)	CIM Trust 2019-J1 B3, 3.943%, 08/25/2049	1,292,081	0.1
3,016,225	(1),(4)	CIM Trust 2019-J2 B2, 3.766%, 10/25/2049	2,497,271	0.1
1,893,952	(1),(4)	CIM Trust 2019-J2 B3, 3.766%, 10/25/2049	1,563,156	0.1
1,231,387	(1),(4)	CIM Trust 2020-J2 B3, 2.758%, 01/25/2051	824,620	0.1
1,839,630	(1),(4)	CIM Trust 2021-J3 B3, 2.619%, 06/25/2051	1,203,238	0.1
393,627		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	344,911	0.0
75,437	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.412%, 03/25/2036	58,834	0.0
33,171	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.070%, 11/25/2036	28,004	0.0
189,252	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	178,675	0.0
78,647	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 4.194%, 08/25/2035	76,754	0.0
265,744		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	257,915	0.0
370,423	(1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 6.489%, (US0001M + 2.100%), 10/25/2039	369,567	0.0
3,540,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 7.389%, (US0001M + 3.000%), 01/25/2040	3,191,589	0.2
1,650,763	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 6.389%, (US0001M + 2.000%), 01/25/2040	1,626,800	0.1
2,500,000	(1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.078%, (SOFR30A + 3.150%), 12/25/2041	2,353,634	0.1
2,000,000	(1)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.428%, (SOFR30A + 4.500%), 01/25/2042	1,898,914	0.1
750,000	(1)	Connecticut Avenue Securities Trust 2022-R04 1B1, 9.178%, (SOFR30A + 5.250%), 03/25/2042	752,407	0.0
19,580		Countrywide Alternative Loan Trust 2005-53T2 2A6, 4.889%, (US0001M + 0.500%), 11/25/2035	10,080	0.0
299,064	(1),(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	261,988	0.0
1,760,564	(1),(4),(5)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/01/2023), 07/25/2049	1,638,158	0.1
2,969,575	(1),(4)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	1,966,579	0.1
297,246		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	165,386	0.0
440,238	(1),(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	386,723	0.0
6,213,362	(1),(4)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	5,936,399	0.3
2,276,958	(1),(4)	Deephaven Residential Mortgage Trust 2022-2 A3, 4.300%, 03/25/2067	2,033,447	0.1
388,350		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 4.689%, (US0001M + 0.300%), 04/25/2037	273,230	0.0
83,648	(1),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.465%, 06/27/2037	72,274	0.0
948,427	(1),(4)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	910,424	0.1
1,700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.039%, (US0001M + 3.650%), 02/25/2040	1,682,404	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

397,057	(6)	Fannie Mae 2007-18 BS, 2.211%, (-1.000*US0001M + 6.600%), 06/25/2035	39,138	0.0
1,421,655	(6)	Fannie Mae 2008-94 SI, 1.111%, (-1.000*US0001M + 5.500%), 04/25/2036	103,484	0.0
160,463		Fannie Mae 2010-15 FD, 5.129%, (US0001M + 0.740%), 03/25/2040	160,237	0.0
419,412		Fannie Mae 2011-47 GF, 4.959%, (US0001M + 0.570%), 06/25/2041	414,759	0.0
48,837		Fannie Mae 2012-10 UF, 4.939%, (US0001M + 0.550%), 02/25/2042	48,062	0.0
165,035	(6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	31,339	0.0
398,095	(6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	16,439	0.0
2,546,941	(6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	110,319	0.0
18,833,571	(6)	Fannie Mae 2018-86 US, 1.811%, (-1.000*US0001M + 6.200%), 12/25/2048	1,408,533	0.1
40,849		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 9.289%, (US0001M + 4.900%), 11/25/2024	41,939	0.0
531,376		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 8.389%, (US0001M + 4.000%), 05/25/2025	534,450	0.0
1,010,983		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 8.689%, (US0001M + 4.300%), 02/25/2025	1,029,188	0.1
1,020,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1B1, 8.639%, (US0001M + 4.250%), 01/25/2031	1,055,177	0.1
267,858	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 6.689%, (US0001M + 2.300%), 08/25/2031	267,556	0.0
147,578	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 6.539%, (US0001M + 2.150%), 09/25/2031	147,238	0.0
554,904	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 6.839%, (US0001M + 2.450%), 07/25/2031	553,638	0.0
846,290	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 8.489%, (US0001M + 4.100%), 07/25/2039	858,210	0.1
1,262,842	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 6.439%, (US0001M + 2.050%), 01/25/2040	1,254,925	0.1
3,898,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 8.039%, (US0001M + 3.650%), 02/25/2040	3,925,454	0.2
450,787	(6)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	71,746	0.0
88,874	(6)	Fannie Mae REMIC Trust 2000-26 SP, 4.111%, (-1.000*US0001M + 8.500%), 08/25/2030	5,801	0.0
101,102	(6)	Fannie Mae REMIC Trust 2002-13 SR, 2.211%, (-1.000*US0001M + 6.600%), 03/25/2032	4,845	0.0
63,937	(6)	Fannie Mae REMIC Trust 2004-64 SW, 2.661%, (-1.000*US0001M + 7.050%), 08/25/2034	5,485	0.0
45,614	(6)	Fannie Mae REMIC Trust 2004-66 SE, 2.111%, (-1.000*US0001M + 6.500%), 09/25/2034	3,094	0.0
231,334	(6)	Fannie Mae REMIC Trust 2009-25 SN, 2.161%, (-1.000*US0001M + 6.550%), 04/25/2039	21,682	0.0
9,135,331	(6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	19,345	0.0
220,631	(6)	Fannie Mae REMIC Trust 2013-116 SC, 1.811%, (-1.000*US0001M + 6.200%), 04/25/2033	4,177	0.0
1,129,901	(6)	Fannie Mae REMICS 2004-53 UC, 3.161%, (-1.000*US0001M + 7.550%), 07/25/2034	133,810	0.0
780,761	(6)	Fannie Mae REMICS 2005-59 NS, 2.361%, (-1.000*US0001M + 6.750%), 05/25/2035	26,599	0.0
96,390		Fannie Mae REMICS 2006-46 SP, 8.108%, (-3.667*US0001M + 24.200%), 06/25/2036	142,591	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,395,742	(6)	Fannie Mae REMICS 2007-22 SD, 2.011%, (-1.000*US0001M + 6.400%), 03/25/2037	311,709	0.0
3,334,017	(6)	Fannie Mae REMICS 2007-30 IE, 2.351%, (-1.000*US0001M + 6.740%), 04/25/2037	402,459	0.0
2,009,839	(6)	Fannie Mae REMICS 2007-55 S, 2.371%, (-1.000*US0001M + 6.760%), 06/25/2037	187,147	0.0
512,482	(6)	Fannie Mae REMICS 2011-123 SD, 2.211%, (-1.000*US0001M + 6.600%), 08/25/2039	3,517	0.0
9,227,513	(6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	406,118	0.0
713,488	(6)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	26,754	0.0
7,562,734	(6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	352,098	0.0
7,398,072	(6)	Fannie Mae REMICS 2012-133 NS, 1.761%, (-1.000*US0001M + 6.150%), 12/25/2042	790,600	0.1
1,702,440	(6)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	84,898	0.0
3,922,608	(6)	Fannie Mae REMICS 2012-150 PS, 1.761%, (-1.000*US0001M + 6.150%), 01/25/2043	387,296	0.0
7,733,548	(6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	312,839	0.0
1,606,049	(6)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	322,297	0.0
7,486,791	(6)	Fannie Mae REMICS 2013-19 JS, 1.811%, (-1.000*US0001M + 6.200%), 10/25/2041	369,222	0.0
1,282,692	(6)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	187,613	0.0
3,031,426	(6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	132,999	0.0
4,178,701	(6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	323,565	0.0
1,130,165	(6)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	55,619	0.0
1,347,256	(6)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	93,792	0.0
3,164,843	(6)	Fannie Mae REMICS 2013-97 JS, 1.761%, (-1.000*US0001M + 6.150%), 04/25/2038	237,554	0.0
6,356,812	(6)	Fannie Mae REMICS 2016-19 SB, 1.711%, (-1.000*US0001M + 6.100%), 04/25/2046	471,708	0.0
2,048,275	(6)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	375,151	0.0
1,432,528	(6)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	246,457	0.0
14,327,946	(6)	Fannie Mae REMICS 2017-16 SG, 1.661%, (-1.000*US0001M + 6.050%), 03/25/2047	1,519,191	0.1
9,403,147	(6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	1,921,766	0.1
14,848,401	(6)	Fannie Mae REMICS 2019-17 SA, 1.711%, (-1.000*US0001M + 6.100%), 04/25/2049	1,148,666	0.1
13,122,874	(6)	Fannie Mae REMICS 2019-8 SB, 1.711%, (-1.000*US0001M + 6.100%), 03/25/2049	1,011,539	0.1
19,935,199	(6)	Fannie Mae REMICS 2020-49 SB, 1.711%, (-1.000*US0001M + 6.100%), 07/25/2050	2,783,004	0.2
40,329,732	(6)	Fannie Mae REMICS 2020-64 IO, 3.000%, 09/25/2050	7,480,996	0.4
23,430,226	(6)	Fannie Mae REMICS 2020-65 CI, 4.000%, 09/25/2050	4,292,692	0.2
19,681,489	(6)	Fannie Mae REMICS 2021-2 PI, 2.000%, 02/25/2051	2,019,191	0.1
41,132,160	(6)	Fannie Mae REMICS 2021-65 KI, 3.500%, 10/25/2051	7,219,665	0.4
329,738		Fannie Mae Series 2006-11 FA, 4.689%, (US0001M + 0.300%), 03/25/2036	325,030	0.0
64,469		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	27,831	0.0
181,061	(1),(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	164,795	0.0
620,867	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 3.950%, 03/25/2048	522,984	0.0
4,497,022	(1),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.001%, 04/25/2048	3,790,250	0.2
830,532	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	763,620	0.0
3,619,481	(1),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.202%, 07/25/2048	3,128,603	0.2
911,513	(1),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.475%, 09/25/2048	723,812	0.0
253,411	(1),(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	232,825	0.0
3,437,887	(1),(4)	Flagstar Mortgage Trust 2018-6RR B1, 4.920%, 10/25/2048	3,017,453	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,404,388	(1),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.027%, 12/25/2049	1,247,301	0.1
1,966,143	(1),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.027%, 12/25/2049	1,690,190	0.1
3,319,740	(1),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.221%, 03/25/2050	2,648,124	0.2
2,845,491	(1),(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.221%, 03/25/2050	2,257,188	0.1
3,695,488	(1),(4)	Flagstar Mortgage Trust 2021-2 B3, 2.784%, 04/25/2051	2,452,033	0.1
922,008	(6)	Freddie Mac 2009-70 PS, 2.361%, (-1.000*US0001M + 6.750%), 01/25/2037	93,950	0.0
235,521	(6)	Freddie Mac 2525 SM, 3.682%, (-1.000*US0001M + 8.000%), 02/15/2032	25,737	0.0
222,437	(6)	Freddie Mac 2981 CS, 2.402%, (-1.000*US0001M + 6.720%), 05/15/2035	15,492	0.0
236,955	(6)	Freddie Mac 2989 HS, 2.832%, (-1.000*US0001M + 7.150%), 08/15/2034	40,121	0.0
111,862	(6)	Freddie Mac 3018 SM, 2.882%, (-1.000*US0001M + 7.200%), 08/15/2035	12,582	0.0
1,355,545	(6)	Freddie Mac 3222 SN, 2.282%, (-1.000*US0001M + 6.600%), 09/15/2036	116,320	0.0
226,923	(4),(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	46,400	0.0
443,606	(6)	Freddie Mac 3523 SA, 1.682%, (-1.000*US0001M + 6.000%), 09/15/2036	31,716	0.0
381,671	(6)	Freddie Mac 3582 MS, 1.832%, (-1.000*US0001M + 6.150%), 10/15/2039	31,994	0.0
549,003	(6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	89,740	0.0
2,185,152	(6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	200,521	0.0
79,419	(6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	14,049	0.0
4,606,074	(6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	929,536	0.1
1,272	(6)	Freddie Mac REMIC Trust 2266 S, 4.232%, (-1.000*US0001M + 8.550%), 11/15/2030	42	0.0
111,405	(6)	Freddie Mac REMIC Trust 2374 S, 3.782%, (-1.000*US0001M + 8.100%), 06/15/2031	10,555	0.0
57,524	(6)	Freddie Mac REMIC Trust 2417 SY, 4.082%, (-1.000*US0001M + 8.400%), 12/15/2031	6,677	0.0
116,793	(6)	Freddie Mac REMIC Trust 2577 SA, 3.132%, (-1.000*US0001M + 7.450%), 02/15/2033	11,752	0.0
55,137	(6)	Freddie Mac REMIC Trust 2981 SU, 3.482%, (-1.000*US0001M + 7.800%), 05/15/2030	4,350	0.0
129,167		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	123,487	0.0
439,105	(6)	Freddie Mac REMIC Trust 3049 PI, 2.332%, (-1.000*US0001M + 6.650%), 10/15/2035	41,934	0.0
39,135		Freddie Mac REMIC Trust 3085 SK, 14.186%, (-12.000*US0001M + 66.000%), 12/15/2035	60,353	0.0
51,046	(7)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	41,464	0.0
151,879	(6)	Freddie Mac REMIC Trust 3624 TS, 0.482%, (-1.000*US0001M + 4.800%), 01/15/2040	6,268	0.0
124,017	(6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	10,506	0.0
413,726	(6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	45,489	0.0
1,161,167	(6)	Freddie Mac REMICS 2781 SB, 2.832%, (-1.000*US0001M + 7.150%), 04/15/2034	108,303	0.0
263,981		Freddie Mac REMICS 2921 PF, 4.668%, (US0001M + 0.350%), 01/15/2035	259,715	0.0
2,760,994	(6)	Freddie Mac REMICS 3128 JI, 2.312%, (-1.000*US0001M + 6.630%), 03/15/2036	263,114	0.0
1,249,910	(6)	Freddie Mac REMICS 3298 S, 1.792%, (-1.000*US0001M + 6.110%), 04/15/2037	91,837	0.0
2,210,141	(6)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	79,140	0.0
840,761	(6)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	104,650	0.0
7,757,762	(6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	295,236	0.0
1,071,889	(6)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	55,749	0.0
629,102	(6)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	50,233	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

12,207,707	(6)	Freddie Mac REMICS 4146 SA, 1.832%, (-1.000*US0001M + 6.150%), 12/15/2042	1,312,581	0.1
570,656	(6)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	18,515	0.0
1,705,648	(6)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	265,987	0.0
995,505	(6)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	31,064	0.0
3,724,119	(6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	180,072	0.0
327,416	(6)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	5,492	0.0
25,045,291	(6)	Freddie Mac REMICS 4273 PS, 1.782%, (-1.000*US0001M + 6.100%), 11/15/2043	2,122,260	0.1
1,743,072	(6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	327,109	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 13.725%, (-2.333*US0001M + 9.333%), 07/15/2037	729,990	0.0
1,980,547	(6)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	223,099	0.0
6,597,797	(6)	Freddie Mac REMICS 4618 SA, 1.682%, (-1.000*US0001M + 6.000%), 09/15/2046	736,872	0.0
1,605,202		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	270,380	0.0
1,823,333	(6)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	280,663	0.0
21,630,236	(6)	Freddie Mac REMICS 4903 NS, 1.711%, (-1.000*US0001M + 6.100%), 08/25/2049	2,221,225	0.1
11,767,273	(6)	Freddie Mac REMICS 4909 SJ, 1.661%, (-1.000*US0001M + 6.050%), 09/25/2049	1,404,165	0.1
4,625,081	(6)	Freddie Mac REMICS 4910 SD, 1.732%, (-1.000*US0001M + 6.050%), 06/15/2049	523,973	0.0
14,753,153	(6)	Freddie Mac REMICS 4910 SH, 1.661%, (-1.000*US0001M + 6.050%), 09/25/2049	1,731,010	0.1
18,837,457	(6)	Freddie Mac REMICS 4924 SY, 1.661%, (-1.000*US0001M + 6.050%), 10/25/2049	2,290,859	0.1
15,454,485	(6)	Freddie Mac REMICS 4967 IQ, 4.000%, 02/25/2050	3,132,802	0.2
38,313,205	(6)	Freddie Mac REMICS 4974 I, 4.000%, 04/25/2050	7,570,118	0.4
34,304,486	(6)	Freddie Mac REMICS 5010 MI, 3.000%, 09/25/2050	5,229,122	0.3
27,961,490	(6)	Freddie Mac REMICS 5049 UI, 3.000%, 12/25/2050	5,034,072	0.3
14,316,946	(6)	Freddie Mac REMICS 5074 GI, 2.000%, 02/25/2051	1,585,313	0.1
23,960,736	(6)	Freddie Mac REMICS 5081 CI, 2.000%, 03/25/2051	2,494,061	0.1
11,091,286	(6)	Freddie Mac REMICS 5142 LI, 2.500%, 09/25/2051	1,773,562	0.1
380,571		Freddie Mac REMICS Trust 3740 FB, 4.818%, (US0001M + 0.500%), 10/15/2040	372,249	0.0
858,494	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 6.239%, (US0001M + 1.850%), 02/25/2050	857,103	0.1
1,077,836	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 6.289%, (US0001M + 1.900%), 01/25/2050	1,068,233	0.1
5,100,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.328%, (SOFR30A + 3.400%), 10/25/2041	4,768,921	0.3
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.028%, (SOFR30A + 2.100%), 09/25/2041	2,208,039	0.1
6,100,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.678%, (SOFR30A + 3.750%), 12/25/2041	5,247,674	0.3
5,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.278%, (SOFR30A + 2.350%), 12/25/2041	4,428,095	0.2
3,800,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.328%, (SOFR30A + 3.400%), 01/25/2042	3,386,351	0.2
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 5.778%, (SOFR30A + 1.850%), 01/25/2042	2,375,823	0.1
3,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 6.428%, (SOFR30A + 2.500%), 01/25/2042	2,717,181	0.2
3,400,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 8.278%, (SOFR30A + 4.350%), 04/25/2042	3,276,253	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 9.178%, (SOFR30A + 5.250%), 05/25/2042	2,505,182	0.1
1,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 9.678%, (SOFR30A + 5.750%), 09/25/2042	1,023,385	0.1
1,200,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 9.178%, (SOFR30A + 5.250%), 03/25/2042	1,168,489	0.1
3,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.278%, (SOFR30A + 5.350%), 08/25/2042	2,850,123	0.2
1,000,153	(6)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	41,904	0.0
770,447	(6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	136,160	0.0
366,969	(6)	Freddie Mac Strips Series 237 S23, 2.782%, (-1.000*US0001M + 7.100%), 05/15/2036	42,871	0.0
433,420	(6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	68,876	0.0
1,840,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 B1, 7.539%, (US0001M + 3.150%), 07/25/2030	1,858,454	0.1
3,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 6.228%, (SOFR30A + 2.300%), 08/25/2033	2,968,045	0.2
2,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 7.578%, (SOFR30A + 3.650%), 11/25/2041	2,143,469	0.1
2,500,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, 10.678%, (SOFR30A + 6.750%), 06/25/2042	2,628,044	0.1
1,583,051	(1),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.629%, 10/25/2058	1,363,256	0.1
2,364,428	(1),(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,057,796	0.1
1,895,868	(1),(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,652,456	0.1
3,388,037	(6)	Ginnie Mae 2007-59 SC, 2.147%, (-1.000*US0001M + 6.500%), 07/20/2037	343,306	0.0
111,504	(6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	24,116	0.0
18,987,998	(6)	Ginnie Mae 2013-130 SB, 0.930%, (-1.000*US0001M + 5.050%), 09/16/2043	684,802	0.0
7,890,330	(6)	Ginnie Mae 2014-58 SM, 1.774%, (-1.000*US0001M + 6.100%), 04/16/2044	762,312	0.0
44,530,799	(6)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	7,503,239	0.4
292,617	(6)	Ginnie Mae Series 2008-40 SA, 2.074%, (-1.000*US0001M + 6.400%), 05/16/2038	21,888	0.0
523,460	(6)	Ginnie Mae Series 2009-116 SJ, 2.154%, (-1.000*US0001M + 6.480%), 12/16/2039	53,146	0.0
598,152	(6)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	35,640	0.0
953,499	(6)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	76,455	0.0
479,064	(6)	Ginnie Mae Series 2010-4 SL, 2.074%, (-1.000*US0001M + 6.400%), 01/16/2040	47,264	0.0
30,645	(6)	Ginnie Mae Series 2010-98 QS, 2.247%, (-1.000*US0001M + 6.600%), 01/20/2040	337	0.0
1,385,800	(6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	30,236	0.0
1,517,906	(6)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	89,970	0.0
3,933,000	(6)	Ginnie Mae Series 2011-25 AS, 1.707%, (-1.000*US0001M + 6.060%), 02/20/2041	291,510	0.0
1,560,552	(6)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	68,565	0.0
15,462	(6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	1,452	0.0
1,859,811	(6)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	185,947	0.0
1,836,657	(6)	Ginnie Mae Series 2013-103 DS, 1.797%, (-1.000*US0001M + 6.150%), 07/20/2043	179,009	0.0
70,299	(6)	Ginnie Mae Series 2013-134 DS, 1.747%, (-1.000*US0001M + 6.100%), 09/20/2043	6,715	0.0
177,666	(6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	22,620	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

734,138	(6)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	58,793	0.0
1,912,976	(6)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	221,347	0.0
1,792,411	(6)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	227,091	0.0
15,857,809	(6)	Ginnie Mae Series 2015-144 SA, 1.847%, (-1.000*US0001M + 6.200%), 10/20/2045	1,834,166	0.1
2,875,210	(6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	20,548	0.0
185,890	(6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	25,587	0.0
6,023,278	(6)	Ginnie Mae Series 2016-66 ES, 1.697%, (-1.000*US0001M + 6.050%), 05/20/2046	612,547	0.0
413,512	(6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	51,499	0.0
5,775,412	(6)	Ginnie Mae Series 2018-153 SQ, 1.847%, (-1.000*US0001M + 6.200%), 11/20/2048	488,094	0.0
14,360,194	(6)	Ginnie Mae Series 2018-93 SJ, 1.847%, (-1.000*US0001M + 6.200%), 07/20/2048	1,267,678	0.1
159,024	(6)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	26,695	0.0
104,005	(6)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	19,126	0.0
360,025	(6)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	69,667	0.0
11,744,631	(6)	Ginnie Mae Series 2019-89 SC, 1.747%, (-1.000*US0001M + 6.100%), 07/20/2049	1,298,020	0.1
266,197	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	232,896	0.0
422,783	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	356,101	0.0
1,064,839	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	931,629	0.1
2,315,562	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.625%, 05/25/2050	1,913,254	0.1
3,618,386	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.625%, 05/25/2050	2,829,654	0.2
1,479,646	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.061%, 08/25/2049	1,198,424	0.1
85,884	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	81,264	0.0
3,706,327	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.336%, 11/25/2049	3,202,259	0.2
3,815,927	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.336%, 11/25/2049	3,105,435	0.2
454,177	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	391,743	0.0
462,898	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.986%, 03/25/2050	394,553	0.0
1,760,098	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.420%, 10/25/2050	1,269,205	0.1
1,676,889	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.652%, 08/25/2051	1,117,497	0.1
3,832,349	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.619%, 09/25/2051	2,539,911	0.1
4,963,259	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.588%, 10/25/2051	3,264,229	0.2
978,452	(1),(4)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.390%, 04/25/2052	681,225	0.0
978,452	(1),(4)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.390%, 04/25/2052	621,538	0.0
2,596,062	(1),(4)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	1,996,160	0.1
2,535,696	(1),(4)	GS Mortgage-Backed Securities Trust 2022-NQM1 A4, 4.000%, 05/25/2062	2,278,734	0.1
344,114		HarborView Mortgage Loan Trust 2007-5 A1A, 4.529%, (US0001M + 0.190%), 09/19/2037	295,598	0.0
4,769,000	(1)	Home RE 2019-1 M2 Ltd., 7.639%, (US0001M + 3.250%), 05/25/2029	4,708,575	0.3
1,205		HomeBanc Mortgage Trust 2004-1 2A, 5.249%, (US0001M + 0.860%), 08/25/2029	1,140	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,600,000	(1),(4)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,681,613	0.1
2,356,799	(1),(4),(5)	Imperial Fund Mortgage Trust 2022-NQM3 A1, 4.380% (Step Rate @ 5.380% on 04/01/2026), 05/25/2067	2,233,545	0.1
54,546		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.809%, (US0001M + 0.420%), 04/25/2046	44,892	0.0
82,157	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	78,475	0.0
1,052,333	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.488%, 08/25/2049	932,768	0.1
2,549,706	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.488%, 08/25/2049	2,201,516	0.1
1,593,041	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.545%, 06/25/2049	1,491,472	0.1
2,444,023	(1),(4)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,546,431	0.1
959,956	(1),(4)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	763,367	0.0
1,594,447	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.703%, 07/25/2035	1,430,509	0.1
71,012		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	36,230	0.0
156,286		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	92,204	0.0
395,583		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	165,363	0.0
784,352	(1),(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.787%, 10/25/2029	612,933	0.0
469,140	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.786%, 05/25/2046	419,117	0.0
2,095,000	(1),(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.786%, 05/25/2046	1,387,676	0.1
380,230	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	337,812	0.0
833,963	(1),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	685,368	0.0
1,363,393	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.752%, 08/25/2047	1,177,018	0.1
1,867,538	(1),(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.211%, 10/26/2048	1,683,512	0.1
535,318	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.782%, 12/25/2048	448,182	0.0
1,505,135	(1),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.782%, 12/25/2048	1,249,301	0.1
1,027,274	(1),(4)	JP Morgan Mortgage Trust 2017-6 B5, 3.782%, 12/25/2048	740,011	0.0
2,189,740	(1),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.614%, 06/25/2048	1,826,890	0.1
2,232,435	(1),(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.711%, 09/25/2048	1,828,562	0.1
448,184	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	366,730	0.0
1,817,604	(1),(4)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	1,532,576	0.1
108,208	(1),(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	92,922	0.0
174,140	(1),(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	160,667	0.0
7,811,684	(1),(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.038%, 01/25/2049	6,601,284	0.4
3,640,538	(1),(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.038%, 01/25/2049	3,068,665	0.2
922,921	(1),(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.223%, 02/25/2049	772,402	0.1
1,824,079	(1),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.223%, 02/25/2049	1,498,020	0.1
216,718	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	203,400	0.0
471,090	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	437,781	0.0
2,796,700	(1),(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.485%, 11/25/2049	2,479,461	0.1
4,666,607	(1),(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.485%, 11/25/2049	4,137,259	0.2
122,097	(1),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	110,673	0.0
6,081,246	(1),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.207%, 12/25/2049	5,279,698	0.3
925,664	(1),(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.276%, 02/25/2050	733,028	0.0
457,426	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	390,384	0.0
937,681	(1),(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	764,056	0.0
3,731,765	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.978%, 10/25/2049	3,290,926	0.2
282,061	(1),(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	247,753	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,972,888	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.388%, 05/25/2050	3,324,669	0.2
68,090	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	67,140	0.0
1,847,723	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.701%, 12/25/2049	1,643,773	0.1
1,873,008	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.701%, 12/25/2049	1,651,928	0.1
2,647,032	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.381%, 03/25/2050	2,260,883	0.1
6,161,400	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.381%, 03/25/2050	5,251,723	0.3
301,807	(1),(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	264,253	0.0
2,940,085	(1),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.845%, 08/25/2050	2,319,370	0.1
4,737,395	(1),(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.653%, 11/25/2050	3,794,021	0.2
1,705,462	(1),(4)	JP Morgan Mortgage Trust 2020-4 B2, 3.653%, 11/25/2050	1,352,392	0.1
170,463	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	164,708	0.0
880,614	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	850,318	0.1
2,488,514	(1),(4)	JP Morgan Mortgage Trust 2022-2 B3, 3.131%, 08/25/2052	1,732,590	0.1
590,534	(1),(4)	JP Morgan Trust 2015-3 B3, 3.603%, 05/25/2045	509,450	0.0
1,327,529	(1),(4)	JP Morgan Trust 2015-3 B4, 3.603%, 05/25/2045	907,656	0.1
1,427,972,419	(1),(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,810,187	0.2
74,310		Lehman XS Trust Series 2005-5N 1A2, 4.749%, (US0001M + 0.360%), 11/25/2035	69,916	0.0
1,833,912	(1),(4)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.900%, 07/01/2051	1,329,171	0.1
2,820,280	(1),(4)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.324%, 03/25/2052	2,000,283	0.1
2,000,000	(1),(4)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	1,262,215	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 6.189%, (US0001M + 1.800%), 09/25/2035	624,424	0.0
1,011,946		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 4.689%, (US0001M + 0.150%), 08/25/2036	307,883	0.0
6,000,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 6.828%, (SOFR30A + 2.900%), 02/25/2034	5,638,488	0.3
345,326	(1),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	318,112	0.0
1,942,832	(1),(4),(5)	New Residential Mortgage Loan Trust 2022-NQM3 A1, 3.900% (Step Rate @ 4.900% on 04/01/2026), 04/25/2062	1,769,653	0.1
1,300,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 7.278%, (SOFR30A + 3.350%), 04/25/2034	1,131,061	0.1
228,427	(1),(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	211,620	0.0
391,184	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	367,210	0.0
282,237	(1),(4)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	243,226	0.0
1,878,642	(1),(4)	OBX 2022-J1 A14 Trust, 2.500%, 02/25/2052	1,444,523	0.1
2,500,000	(1),(4),(5)	OBX 2022-NQM4 A1B Trust, 3.900% (Step Rate @ 4.900% on 04/01/2026), 04/25/2062	2,180,265	0.1
2,209,684	(1),(4)	Oceanview Mortgage Trust 2021-1 B3, 2.725%, 05/25/2051	1,460,770	0.1
2,924,823	(1),(4)	Onslow Bay Mortgage Loan Trust 2021-NQM4 A1, 1.957%, 10/25/2061	2,340,596	0.1
18,165		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	14,976	0.0
155,795	(1),(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	149,106	0.0
6,856,000	(1)	Radnor RE 2021-1 M1C Ltd., 6.628%, (SOFR30A + 2.700%), 12/27/2033	6,409,996	0.4
3,582,867	(1),(4)	RCKT Mortgage Trust 2019-1 B1A, 3.830%, 09/25/2049	2,954,065	0.2
2,326,259	(1),(4)	RCKT Mortgage Trust 2019-1 B2A, 3.830%, 09/25/2049	1,911,730	0.1
1,569,391	(1),(4)	RCKT Mortgage Trust 2020-1 B2A, 3.472%, 02/25/2050	1,247,132	0.1
2,584,304	(1),(4)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	1,987,120	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

5,462,569	(1),(4)	RCKT Mortgage Trust 2021-6 B3, 2.796%, 12/25/2051	3,555,052	0.2
968,715	(1),(4)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	774,566	0.1
898,981	(1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	829,601	0.1
568,607	(1),(4)	Sequoia Mortgage Trust 2015-1 B1, 3.913%, 01/25/2045	528,161	0.0
1,396,997	(1),(4)	Sequoia Mortgage Trust 2017-1 B2, 3.607%, 02/25/2047	1,216,226	0.1
1,117,704	(1),(4)	Sequoia Mortgage Trust 2018-6 B1, 4.167%, 07/25/2048	993,398	0.1
538,922	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.448%, 03/25/2048	460,895	0.0
1,636,412	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.256%, 06/25/2049	1,425,104	0.1
1,547,374	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.256%, 06/25/2049	1,300,850	0.1
2,011,741	(1),(4)	Sequoia Mortgage Trust 2019-5 B2, 3.720%, 12/25/2049	1,632,281	0.1
2,012,666	(1),(4)	Sequoia Mortgage Trust 2019-5 B3, 3.720%, 12/25/2049	1,553,276	0.1
844,860	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.860%, 03/25/2049	801,447	0.1
117,646	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	115,095	0.0
203,078	(1),(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	189,536	0.0
1,876,260	(1),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.508%, 09/25/2049	1,674,347	0.1
194,895	(1),(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	170,834	0.0
1,425,779	(1),(4)	Sequoia Mortgage Trust 2020-2 B3, 3.635%, 03/25/2050	1,109,867	0.1
556,977	(1),(4)	Sequoia Mortgage Trust 2021-3 B3, 2.653%, 05/25/2051	368,440	0.0
1,211,312	(1),(4)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	777,912	0.1
1,095,770	(1),(4)	Sequoia Mortgage Trust 2022-1 B3, 2.947%, 02/25/2052	701,922	0.0
2,209,226	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.641%, 10/25/2047	1,933,241	0.1
2,928,733	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.641%, 10/25/2047	2,556,935	0.1
2,000,000	(1),(4)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,425,688	0.1
34,712	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.670%, 03/25/2035	31,281	0.0
2,485,399	(1),(4)	UWM Mortgage Trust 2021-INV4 B3, 3.229%, 12/25/2051	1,757,783	0.1
57,299	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.191%, 10/25/2036	51,135	0.0
123,430	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.469%, 06/25/2034	115,878	0.0
859,214	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.495%, 07/25/2034	803,430	0.1
70,298,173	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 0.391%, 01/25/2045	707	0.0
148,604	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.833%, 09/25/2035	131,816	0.0
27,040,126	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 0.001%, 01/25/2045	272	0.0
11,998	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.801%, 10/25/2036	10,732	0.0
78,475	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.329%, 11/25/2036	66,359	0.0
301,588	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.329%, 11/25/2036	255,023	0.0
41,066	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.682%, 08/25/2046	36,160	0.0
71,467	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.372%, 12/25/2036	63,327	0.0
372,833	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.945%, 03/25/2037	291,105	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

45,888	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.368%, 07/25/2037	38,395	0.0
436,276		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 5.289%, (US0001M + 0.900%), 11/25/2035	375,072	0.0
462,591		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	431,775	0.0
414,696		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	338,187	0.0
533,068		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	473,788	0.0
98,666		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	91,373	0.0
611,921		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 4.989%, (US0001M + 0.600%), 07/25/2036	337,853	0.0
1,649,636		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 2.988%, (12MTA + 0.940%), 07/25/2046	1,014,998	0.1
663,714		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.008%, (12MTA + 0.960%), 08/25/2046	409,955	0.0
21,817		Wells Fargo Alternative Loan 2007-PA2 2A1, 4.819%, (US0001M + 0.430%), 06/25/2037	17,678	0.0
462,512	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 4.092%, 09/25/2036	412,848	0.0
91,771	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.332%, 12/28/2037	79,869	0.0
1,348,065	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.665%, 07/25/2047	1,120,686	0.1
1,506,593	(1),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.510%, 09/25/2049	901,715	0.1
1,908,053	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.369%, 12/25/2049	1,433,803	0.1
2,824,383	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.163%, 07/25/2050	2,210,822	0.1
1,949,468	(1),(4)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.711%, 12/25/2050	1,241,945	0.1
393,282	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	337,441	0.0

	Total Collateralized Mortgage Obligations
	(Cost $520,484,040)		437,495,797	23.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.9%
		Federal National Mortgage Association: 3.7%(8)
68,743,000	(9)	5.000%,01/15/2053	67,748,558	3.7

		Uniform Mortgage-Backed Securities: 0.2%
674,000	(9)	2.000%,01/15/2053	548,588	0.0
2,898,000	(9)	4.000%,01/15/2053	2,718,244	0.2
673,000	(9)	4.500%,01/15/2053	647,809	0.0
3,211		5.500%,10/01/2039	3,332	0.0
			3,917,973	0.2

	Total U.S. Government Agency Obligations
	(Cost $72,313,040)		71,666,531	3.9

SOVEREIGN BONDS: 1.7%
2,425,000		Colombia Government International Bond, 3.250%, 04/22/2032	1,771,335	0.1
200,000		Colombia Government International Bond, 3.875%, 04/25/2027	177,691	0.0
1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	684,836	0.0
MXN 385,750,000		Mexican Bonos, 7.750%, 05/29/2031	18,333,641	1.0
1,200,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	1,048,378	0.1
700,000		Mexico Government International Bond, 3.750%, 04/19/2071	437,543	0.0
1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,528,755	0.1
600,000		Oman Government International Bond, 6.000%, 08/01/2029	603,702	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

500,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	519,081	0.0
1,300,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	1,414,499	0.1
600,000		Panama Government International Bond, 3.160%, 01/23/2030	518,090	0.0
1,200,000	(2)	Panama Government International Bond, 3.298%, 01/19/2033	974,510	0.0
3,365,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	3,011,924	0.2
800,000	(10)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	240,000	0.0
450,000	(10)	Ukraine Government International Bond, 7.375%, 09/25/2034	86,671	0.0
975,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2025	225,347	0.0
4,550,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2027	988,283	0.1

	Total Sovereign Bonds
	(Cost $39,323,840)		32,564,286	1.7

U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury Bonds: 0.4%
4,841,000		3.000%,08/15/2052	3,990,043	0.2
458,100		3.250%,05/15/2042	401,840	0.0
1,781,000		3.375%,08/15/2042	1,592,325	0.1
1,818,000	(2)	4.000%,11/15/2042	1,780,504	0.1
			7,764,712	0.4

		U.S. Treasury Notes: 3.4%
3,600,000		0.250%,06/15/2024	3,379,219	0.2
858,000		0.375%,09/30/2027	723,435	0.0
3,638,200		0.500%,11/30/2023	3,500,501	0.2
6,348,300		0.875%,01/31/2024	6,094,120	0.3
3,137,700		1.250%,11/30/2026	2,815,963	0.2
7,367,100		1.500%,01/31/2027	6,652,549	0.4
842,900		1.625%,10/31/2023	822,025	0.0
94,000		2.750%,08/15/2032	85,613	0.0
4,434,000		2.875%,06/15/2025	4,286,085	0.2
3,831,700		3.875%,11/30/2027	3,811,344	0.2
14,347,300		3.875%,12/31/2027	14,266,596	0.8
2,239,900		3.875%,11/30/2029	2,225,376	0.1
5,445,000		3.875%,12/31/2029	5,407,566	0.3
114,000		4.125%,11/15/2032	116,360	0.0
8,935,000		4.250%,12/31/2024	8,904,635	0.5
			63,091,387	3.4

	Total U.S. Treasury Obligations
	(Cost $72,873,562)		70,856,099	3.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.2%
555,000	(4)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	476,126	0.0
5,320,000	(1),(4),(6)	BANK 2017-BNK4 XE, 1.482%, 05/15/2050	258,201	0.0
4,380,000	(1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,144,751	0.2
1,600,000	(1),(4)	BANK 2017-BNK6 E, 2.628%, 07/15/2060	919,231	0.1
16,600,000	(1),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	912,628	0.0
49,845,858	(4),(6)	BANK 2019-BN17 XA, 1.021%, 04/15/2052	2,414,356	0.1
9,915,080	(4),(6)	BANK 2019-BNK16 XA, 0.941%, 02/15/2052	416,486	0.0
29,014,408	(4),(6)	Bank 2019-BNK19 XA, 0.949%, 08/15/2061	1,372,293	0.1
58,045,923	(4),(6)	BANK 2019-BNK22 XA, 0.595%, 11/15/2062	1,850,713	0.1
10,716,040	(4),(6)	BBCMS Trust 2021-C10 XA, 1.298%, 07/15/2054	775,105	0.0
102,922,175	(4),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.427%, 05/15/2053	1,740,229	0.1
52,694,666	(4),(6)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.221%, 03/15/2062	2,714,547	0.1
42,285,000	(1),(4),(6)	Benchmark 2019-B10 XB Mortgage Trust, 0.899%, 03/15/2062	2,007,203	0.1
42,468,561	(4),(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.033%, 08/15/2052	1,770,017	0.1
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,059,362	0.1
7,330,000	(1),(4),(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.001%, 03/15/2052	707,250	0.0
17,456,084	(4),(6)	Benchmark 2021-B24 XA Mortgage Trust, 1.151%, 03/15/2054	1,060,040	0.1
9,893,078	(4),(6)	Benchmark 2021-B28 XA Mortgage Trust, 1.283%, 08/15/2054	699,322	0.0
2,653,000	(1),(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	1,623,981	0.1
8,069,000	(1),(4)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.205%, 05/25/2052	5,289,966	0.3
3,002,000	(1),(4)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.516%, 05/25/2052	2,020,352	0.1
4,500,000	(1)	BPR Trust 2021-WILL D, 9.318%, (US0001M + 5.000%), 06/15/2038	4,162,955	0.2
1,500,000	(1)	BX Trust 2022-VAMF F, 7.635%, (TSFR1M + 3.299%), 01/15/2039	1,375,062	0.1
91,346,545	(4),(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.133%, 05/15/2052	4,382,268	0.2
37,874,109	(4),(6)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.193%, 11/15/2052	2,070,271	0.1
6,845,479	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.367%, 08/10/2049	239,052	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

14,660,000	(1),(4),(6)	CD 2016-CD1 Mortgage Trust XB, 0.694%, 08/10/2049	305,172	0.0
1,000,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.101%, 11/10/2046	900,400	0.0
4,126,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.588%, 03/11/2047	3,761,647	0.2
6,540,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.692%, 07/10/2049	4,288,717	0.2
5,790,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.692%, 07/10/2049	3,288,923	0.2
8,661,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	6,506,051	0.4
23,328,254	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.040%, 10/12/2050	855,649	0.0
33,643,837	(4),(6)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.868%, 12/15/2072	1,470,930	0.1
40,357,772	(4),(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.041%, 08/10/2056	1,839,237	0.1
1,810,374	(4),(6)	COMM 2012-CR3 XA, 1.530%, 10/15/2045	4,615	0.0
207,477	(4),(6)	COMM 2012-CR4 XA, 1.258%, 10/15/2045	427	0.0
5,936,772	(1),(4),(6)	COMM 2012-LTRT XA, 0.787%, 10/05/2030	79,176	0.0
1,670,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.869%, 08/10/2046	1,543,370	0.1
3,460,000	(1),(4)	COMM 2013-CR10 F Mortgage Trust, 4.869%, 08/10/2046	3,021,589	0.2
9,623,551	(4),(6)	COMM 2016-COR1 XA, 1.308%, 10/10/2049	346,495	0.0
2,000,000	(4)	COMM 2016-CR28 C Mortgage Trust, 4.605%, 02/10/2049	1,806,447	0.1
2,310,226	(4),(6)	COMM 2016-CR28 XA, 0.631%, 02/10/2049	37,810	0.0
19,690,674	(4),(6)	COMM 2017-COR2 XA, 1.156%, 09/10/2050	782,308	0.0
5,725,000	(1),(4)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	4,849,740	0.3
2,792,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	1,619,179	0.1
568,000	(1)	CSWF 2021-SOP2 D, 6.635%, (US0001M + 2.317%), 06/15/2034	509,972	0.0
1,432,000	(1)	CSWF 2021-SOP2 E, 7.685%, (US0001M + 3.367%), 06/15/2034	1,279,364	0.1
221,673	(1),(11)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	220,667	0.0
1,952,384	(1)	Extended Stay America Trust 2021-ESH F, 8.018%, (US0001M + 3.700%), 07/15/2038	1,838,228	0.1
2,400,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	2,188,638	0.1
20,084,972	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.583%, 04/25/2030	1,728,914	0.1
2,442,346	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.980%, 08/25/2036	201,988	0.0
14,878,000	(1),(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	7,563,454	0.4
189,452,157	(1),(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	667,175	0.0
21,120,000	(1),(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	93,609	0.0
2,000,000	(1),(4)	FRR Re-REMIC Trust 2018-C1 B725, 2.844%, 02/27/2050	1,850,841	0.1
1,268,740	(1),(4),(12)	FRR Re-REMIC Trust 2018-C1 C725, 0.430%, 02/27/2050	1,129,327	0.1
2,975,000	(1),(4)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	2,057,610	0.1
2,263,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,851,979	0.1
2,751,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,231,234	0.1
2,238,000	(1),(4)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.040%, 09/27/2051	1,788,887	0.1
1,900,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,037,252	0.1
2,263,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,808,638	0.1
2,237,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,698,588	0.1
3,000,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2D, 2.110%, 11/29/2050	1,667,449	0.1
4,690,000	(1),(4),(6)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	3,317,581	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,192,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.290%, 01/29/2052	2,196,433	0.1
3,476,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 BK89, 2.000%, 01/27/2052	1,943,750	0.1
1,815,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 C728, 0.600%, 08/27/2050	1,535,751	0.1
1,850,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.920%, 05/27/2048	1,466,361	0.1
2,238,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.570%, 11/27/2049	1,465,867	0.1
1,563,000	(1),(4),(6)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	1,008,837	0.1
1,820,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.260%, 01/27/2052	945,317	0.1
1,816,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 D728, 0.690%, 01/29/2052	1,486,630	0.1
2,453,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.030%, 12/27/2045	2,435,557	0.1
1,462,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.770%, 10/27/2047	1,208,787	0.1
1,849,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 DK47, 1.000%, 05/27/2048	1,433,589	0.1
610,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.040%, 12/27/2045	605,070	0.0
974,000	(1),(12)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.700%, 01/29/2052	794,817	0.0
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 6.418%, (US0001M + 2.100%), 07/15/2035	1,470,299	0.1
1,464,112	(1),(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	306,695	0.0
15,274,717	(4),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 0.952%, 02/10/2052	654,637	0.0
40,611,967	(4),(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.078%, 07/10/2052	1,806,039	0.1
81,908,434	(4),(6)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.811%, 11/10/2052	3,451,945	0.2
180,000	(1),(4)	IMT Trust 2017-APTS EFX, 3.497%, 06/15/2034	165,462	0.0
1,750,000	(1)	INTOWN 2022-STAY D Mortgage Trust, 8.470%, (TSFR1M + 4.134%), 08/15/2039	1,712,944	0.1
5,910,000	(1),(4)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.364%, 07/05/2033	5,050,180	0.3
5,440,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 6.478%, (US0001M + 2.160%), 07/15/2036	5,066,023	0.3
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.181%, 12/15/2047	1,734,600	0.1
7,470,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	6,233,611	0.3
3,810,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	2,626,900	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.180%, 11/15/2045	951,335	0.1
2,549,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.883%, 01/15/2047	2,373,539	0.1
9,560,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	8,064,978	0.4
2,200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,789,295	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.647%, 04/15/2047	915,417	0.1
1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.644%, 08/15/2047	1,294,996	0.1
44,518,021	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.147%, 02/15/2048	819,701	0.0
45,644,412	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.946%, 10/15/2048	686,910	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

10,131,526	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.792%, 03/10/2050	208,757	0.0
4,472,490	(1)	MBRT 2019-MBR H1, 8.668%, (US0001M + 4.000%), 11/15/2036	4,267,491	0.2
5,000,000	(1)	MHP 2021-STOR F, 6.518%, (US0001M + 2.200%), 07/15/2038	4,670,417	0.3
3,109,307	(1)	MHP 2022-MHIL E, 6.946%, (TSFR1M + 2.611%), 01/15/2027	2,879,286	0.2
2,257,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.523%, 11/15/2045	1,860,619	0.1
10,592,766	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 0.931%, 11/15/2046	43,776	0.0
12,257,370	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 0.954%, 12/15/2047	156,228	0.0
1,500,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.892%, 04/15/2047	1,385,553	0.1
5,287,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,367,632	0.2
560,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	451,280	0.0
15,084,451	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.774%, 11/15/2052	430,589	0.0
5,970,000	(1),(11)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	5,970,000	0.3
4,268,000	(1),(11)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	1,276,132	0.1
2,021,315	(1),(11)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	–	–
4,841,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,551,358	0.2
25,660,000	(1),(4),(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.793%, 10/15/2051	2,153,441	0.1
22,356,006	(4),(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.229%, 06/15/2054	1,404,023	0.1
31,079,764	(4),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.868%, 12/15/2050	1,033,438	0.1
13,000,000	(1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	10,465,490	0.6
7,030,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 1.120%, 03/28/2049	5,236,600	0.3
5,950,000	(1),(4)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	4,654,039	0.3
8,960,000	(1),(4)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	6,825,610	0.4
2,190,000	(1),(7)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,548,293	0.1
2,750,000	(1),(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,800,614	0.1
2,580,000	(1),(7)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	1,651,711	0.1
3,000,000	(1)	SMRT 2022-MINI E, 7.036%, (TSFR1M + 2.700%), 01/15/2039	2,748,785	0.1
1,000,000	(1),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.427%, 11/15/2050	754,339	0.0
22,365,311	(4),(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.532%, 04/15/2052	1,393,050	0.1
306,388	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.096%, 12/10/2045	292,217	0.0
5,940,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	4,837,158	0.3
78,780,000	(4),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.577%, 11/15/2049	1,452,853	0.1
19,438,869	(4),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.880%, 10/15/2050	603,384	0.0
37,426,337	(4),(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.604%, 08/15/2052	2,670,206	0.1
2,500,000	(1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,316,304	0.1
19,218,064	(4),(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.537%, 04/15/2054	1,613,722	0.1
1,500,000	(1),(4)	WFLD 2014-MONT D Mortgage Trust, 3.755%, 08/10/2031	1,194,263	0.1
9,230,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.248%, 03/15/2045	7,735,221	0.4
960,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.248%, 03/15/2045	775,866	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

5,950,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,707,865	0.3
412,205	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 0.910%, 03/15/2048	524	0.0
12,770,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.029%, 12/15/2046	11,736,870	0.6
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	678,596	0.0
22,211,129	(4),(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.908%, 03/15/2046	107,947	0.0
1,900,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,623,896	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $347,748,838)		301,738,759	16.2

ASSET-BACKED SECURITIES: 13.7%
		Automobile Asset-Backed Securities: 0.8%
2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,356,355	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,153,447	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	2,964,887	0.2
2,266,881		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	2,252,841	0.1
2,933,723		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	2,920,266	0.2
			14,647,796	0.8

		Home Equity Asset-Backed Securities: 0.5%
2,262,654	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,773,502	0.1
2,884,880	(1)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,240,597	0.1
314,065		GSAA Home Equity Trust 2006-3 A3, 4.989%, (US0001M + 0.300%), 03/25/2036	172,283	0.0
1,957,418	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.219%, 03/25/2036	1,278,001	0.1
851,181		GSAA Home Equity Trust 2007-1 1A1, 4.549%, (US0001M + 0.080%), 02/25/2037	277,670	0.0
852,067	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	358,447	0.0
772,781	(4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	365,324	0.0
361,312		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.849%, (US0001M + 0.230%), 02/25/2037	320,681	0.0
3,473,386	(4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	2,946,678	0.2
			9,733,183	0.5

		Other Asset-Backed Securities: 11.3%
3,089,000	(1),(4)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,760,677	0.1
4,234,000	(1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	3,821,104	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 5.961%, (US0003M + 1.950%), 04/14/2029	2,438,882	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 6.315%, (US0003M + 1.900%), 04/30/2031	1,875,664	0.1
2,700,000	(1)	Apidos CLO XXIV 2016-24A BRR, 6.293%, (US0003M + 2.050%), 10/20/2030	2,562,754	0.1
2,900,000	(1)	Apidos CLO XXXIII 2020-33A CR, 6.225%, (US0003M + 1.900%), 10/24/2034	2,715,693	0.1
1,633,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	1,610,197	0.1
742,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	678,930	0.0
372,458	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	350,910	0.0
500,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 7.218%, (US0001M + 2.900%), 11/15/2036	464,169	0.0
750,000	(1)	Atrium CDO Corp. 12A CR, 5.975%, (US0003M + 1.650%), 04/22/2027	730,871	0.0
2,500,000	(1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,189,190	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 6.143%, (US0003M + 1.900%), 07/20/2029	1,935,298	0.1
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 6.393%, (US0003M + 2.150%), 04/20/2031	1,899,730	0.1
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 6.275%, (US0003M + 1.950%), 10/22/2030	936,108	0.1
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 6.143%, (US0003M + 1.900%), 04/20/2030	930,094	0.0
1,250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 6.079%, (US0003M + 2.000%), 04/15/2034	1,160,964	0.1
2,000,000	(1)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 6.458%, (US0003M + 2.100%), 07/25/2034	1,869,360	0.1
1,885,750	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	1,697,116	0.1
4,000,000	(1)	Bristol Park CLO Ltd. 2016-1A CR, 6.029%, (US0003M + 1.950%), 04/15/2029	3,809,016	0.2
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 6.179%, (US0003M + 2.100%), 10/15/2031	709,844	0.0
1,000,000	(1)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 6.258%, (US0003M + 1.900%), 07/27/2031	924,851	0.0
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 6.343%, (US0003M + 2.100%), 10/20/2027	1,437,190	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 6.265%, (US0003M + 1.850%), 04/30/2031	932,833	0.1
5,900,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 6.143%, (US0003M + 1.900%), 04/20/2034	5,508,936	0.3
5,500,000	(1)	CIFC Funding 2019-2A CR Ltd., 6.179%, (US0003M + 2.100%), 04/17/2034	5,218,928	0.3
846,556		Countrywide Asset-Backed Certificates 2005-AB2 M1, 5.094%, (US0001M + 0.705%), 09/25/2035	785,900	0.0
822,375	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	752,514	0.0
435,375	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	405,361	0.0
4,059,000	(1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,139,052	0.2
3,000,000	(1)	Dewolf Park CLO Ltd. 2017-1A DR, 6.929%, (US0003M + 2.850%), 10/15/2030	2,723,262	0.1
564,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	538,166	0.0
1,047,750	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	963,824	0.1
2,265,600	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,153,117	0.1
3,452,375	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	2,993,148	0.2
2,117,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,942,456	0.1
1,450,000	(1)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	1,452,250	0.1
1,193,750	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,113,592	0.1
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 7.206%, (US0003M + 2.600%), 11/15/2028	2,503,446	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 5.979%, (US0003M + 1.900%), 04/15/2031	1,646,190	0.1
5,000,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 5.879%, (US0003M + 1.800%), 04/15/2034	4,602,355	0.2
6,000,000	(1)	Dryden 86 CLO Ltd. 2020-86A DR, 7.279%, (US0003M + 3.200%), 07/17/2034	5,518,212	0.3
3,046,438	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	2,861,040	0.2
854,126	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	756,574	0.0
3,304,289	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,741,754	0.1
987,832	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	860,167	0.0
1,600,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 6.075%, (US0003M + 1.750%), 04/23/2034	1,465,843	0.1
1,710,000	(1)	KAYNE CLO I Ltd. 2018-1A CR, 5.829%, (US0003M + 1.750%), 07/15/2031	1,615,297	0.1
1,350,000	(1)	LCM XVIII L.P. 18A CR, 6.093%, (US0003M + 1.850%), 04/20/2031	1,232,050	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,000,000	(1)	LCM XX L.P. 20A-CR, 6.193%, (US0003M + 1.950%), 10/20/2027	975,031	0.1
2,800,000	(1)	LCM XXIV Ltd. 24A CR, 6.143%, (US0003M + 1.900%), 03/20/2030	2,610,978	0.1
813,577	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	698,768	0.0
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 6.127%, (US0003M + 1.900%), 04/19/2030	971,327	0.1
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 6.175%, (US0003M + 1.850%), 01/22/2028	2,437,985	0.1
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 5.929%, (US0003M + 1.850%), 04/15/2031	955,763	0.1
154,207	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	153,863	0.0
641,679	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	636,946	0.0
1,201,023	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	1,190,350	0.1
1,605,970	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,444,164	0.1
537,199	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	496,477	0.0
1,307,600	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,211,030	0.1
1,213,573	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	1,128,858	0.1
517,049	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	445,277	0.0
940,220	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	872,561	0.0
3,500,000	(1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 6.177%, (US0003M + 1.950%), 04/19/2030	3,356,503	0.2
7,700,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 5.993%, (US0003M + 1.750%), 01/20/2031	7,237,469	0.4
2,300,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 5.979%, (US0003M + 1.900%), 10/16/2033	2,170,577	0.1
4,750,000	(1)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A C, 5.979%, (US0003M + 1.900%), 10/16/2034	4,446,551	0.2
6,000,000	(1)	Oaktree CLO Ltd. 2021-1A C, 6.029%, (US0003M + 1.950%), 07/15/2034	5,590,872	0.3
2,500,000	(1)	Oaktree CLO Ltd. 2021-1A D, 7.329%, (US0003M + 3.250%), 07/15/2034	2,315,147	0.1
7,470,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 6.293%, (US0003M + 2.050%), 07/20/2030	7,135,337	0.4
4,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 6.129%, (US0003M + 2.050%), 07/15/2029	4,284,526	0.2
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 6.093%, (US0003M + 1.850%), 01/20/2031	569,522	0.0
1,500,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 6.127%, (US0003M + 1.900%), 07/19/2035	1,431,372	0.1
5,000,000	(1)	Palmer Square CLO 2020-3A CR Ltd., 7.556%, (US0003M + 2.950%), 11/15/2031	4,674,470	0.3
4,250,000	(1)	Palmer Square Loan Funding 2021-2A C Ltd., 7.075%, (US0003M + 2.400%), 05/20/2029	4,142,964	0.2
143,864	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.527%, 01/25/2036	140,321	0.0
2,376,500	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,174,896	0.1
1,100,000	(1)	Recette Clo Ltd. 2015-1A CRR, 5.993%, (US0003M + 1.750%), 04/20/2034	999,592	0.1
2,050,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 6.143%, (US0003M + 1.900%), 04/20/2034	1,920,618	0.1
3,270,000	(1)	Shackleton 2019-15A CR CLO Ltd., 6.229%, (US0003M + 2.150%), 01/15/2032	3,099,659	0.2
1,453,557	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	1,438,293	0.1
1,200,000	(1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,162,882	0.1
1,904,500	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,697,492	0.1
4,677,956	(1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,898,222	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,813,580	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,666,428	0.1
3,490,948	(1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,079,199	0.2
5,580,401	(1)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	5,121,032	0.3
1,056,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	991,151	0.1
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 6.500%, (US0003M + 1.850%), 11/18/2030	948,392	0.1
2,250,000	(1)	TCI-Flatiron Clo 2018-1A CR Ltd., 6.165%, (US0003M + 1.750%), 01/29/2032	2,127,217	0.1
4,100,000	(1)	TCW CLO 2020-1A DRR Ltd., 7.643%, (US0003M + 3.400%), 04/20/2034	3,755,071	0.2
3,100,000	(1)	TCW CLO 2021-1A C Ltd., 6.143%, (US0003M + 1.900%), 03/18/2034	2,892,102	0.2
3,000,000	(1)	TCW CLO 2021-2A D Ltd., 7.608%, (US0003M + 3.250%), 07/25/2034	2,747,964	0.1
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 6.144%, (US0003M + 1.950%), 07/18/2031	1,854,738	0.1
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	1,867,566	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 6.093%, (US0003M + 1.850%), 04/20/2031	1,402,179	0.1
1,230,250	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,112,626	0.1
3,094,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	2,858,215	0.2
1,750,000	(1)	Whetstone Park CLO Ltd. 2021-1A D, 7.143%, (US0003M + 2.900%), 01/20/2035	1,528,249	0.1
			210,003,671	11.3

		Student Loan Asset-Backed Securities: 1.1%
64,758	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	61,444	0.0
213,861	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	192,237	0.0
719,309	(1),(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	651,698	0.0
1,092,294	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,011,019	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,392,788	0.2
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	917,276	0.1
2,250,000	(1),(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,136,320	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	891,962	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	861,176	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	872,758	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	888,229	0.1
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	1,603,612	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	2,358,953	0.1
4,400,000	(1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	3,454,066	0.2
			19,293,538	1.1

	Total Asset-Backed Securities
	(Cost $276,324,075)		253,678,188	13.7

BANK LOANS: 9.2%
		Aerospace & Defense: 0.2%
272,625		ADS Tactical, Inc. 2021 Term Loan B, 10.139%, (US0001M + 5.750%), 03/19/2026	245,362	0.0
904,686		American Airlines, Inc. 2018 Term Loan B, 6.139%, (US0001M + 1.750%), 06/27/2025	873,588	0.1
783,483		Geo Group, Inc. (The) 2022 Tranche 1 Term Loan, 11.448%, 03/23/2027	787,564	0.0
1,247,547		Peraton Corp. Term Loan B, 8.139%, (US0001M + 3.750%), 02/01/2028	1,221,260	0.1
695,000		Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 6.730%, (US0003M + 2.000%), 11/05/2028	692,828	0.0
			3,820,602	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

		Air Transport: 0.1%
1,488,655		United Airlines, Inc. 2021 Term Loan B, 8.108%, (US0003M + 3.750%), 04/21/2028	1,473,148	0.1

		Auto Components: 0.0%
617,873		Broadstreet Partners, Inc. 2020 Term Loan B, 7.384%, (US0001M + 3.000%), 01/27/2027	601,268	0.0

		Automotive: 0.3%
612,508		Autokiniton US Holdings, Inc. 2021 Term Loan B, 8.792%, (US0001M + 4.500%), 04/06/2028	594,133	0.0
398,952		Bright Bidco B.V. 2018 Term Loan B, 8.267%, (US0003M + 3.500%), 06/30/2024	135,145	0.0
653,666		Dealer Tire, LLC 2020 Term Loan B, 8.634%, (US0001M + 4.250%), 12/12/2025	649,989	0.0
765,148		Gates Global LLC 2021 Term Loan B3, 6.884%, (US0001M + 2.500%), 03/31/2027	750,562	0.1
622,009		Holley Purchaser, Inc. 2021 Term Loan, 8.429%, (US0003M + 3.750%), 11/17/2028	543,220	0.0
348,619		IXS Holdings, Inc. 2021 Term Loan B, 8.550%, (SOFRRATE + 4.250%), 03/05/2027	275,845	0.0
444,382		Les Schwab Tire Centers Term Loan B, 6.580%, (US0003M + 3.250%), 11/02/2027	441,049	0.0
325,875		Rough Country, LLC 2021 Term Loan, 8.230%, (US0003M + 3.500%), 07/28/2028	305,915	0.0
860,860		Truck Hero, Inc. 2021 Term Loan B, 8.134%, (US0001M + 3.750%), 01/31/2028	742,722	0.1
720,563		Wand NewCo 3, Inc. 2020 Term Loan, 7.384%, (US0001M + 3.000%), 02/05/2026	685,286	0.1
759,138		Wheel Pros, LLC 2021 Term Loan, 8.825%, (US0003M + 4.500%), 05/11/2028	518,428	0.0
			5,642,294	0.3

		Basic Materials: 0.1%
270,000		Axalta Coating Systems Dutch Holding B.V 2022 USD Term Loan B4, 7.300%, 12/07/2029	270,548	0.0
650,000		Iris Holding, Inc. 2022 Term Loan 1L, 9.050%, (SOFRRATE + 4.750%), 06/28/2028	591,500	0.1
			862,048	0.1

		Beverage & Tobacco: 0.1%
2,077		City Brewing Company, LLC Closing Date Term Loan, 7.792%, (US0001M + 3.500%), 04/05/2028	934	0.0
462,675		Naked Juice LLC Term Loan, 7.930%, (SOFRRATE + 3.250%), 01/24/2029	415,375	0.0
594,127		Triton Water Holdings, Inc Term Loan, 8.230%, (US0003M + 3.500%), 03/31/2028	554,469	0.1
			970,778	0.1

		Building & Development: 0.4%
492,366		American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 6.384%, (US0001M + 2.000%), 01/15/2027	488,551	0.0
1,133,550		Chamberlain Group Inc Term Loan B, 7.634%, (US0001M + 3.250%), 11/03/2028	1,072,386	0.1
846,028		Core & Main LP 2021 Term Loan B, 6.879%, (US0001M + 2.500%), 07/27/2028	837,356	0.1
654,282		Cornerstone Building Brands, Inc. 2021 Term Loan B, 7.568%, (US0001M + 3.250%), 04/12/2028	590,285	0.0
670,585		CP Atlas Buyer, Inc. 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 11/23/2027	589,696	0.0
260,733		Empire Today, LLC 2021 Term Loan, 9.292%, (US0003M + 5.000%), 04/03/2028	196,854	0.0
417		Foley Products Company, LLC 2021 Term Loan, 9.480%, (SOFRRATE + 4.750%), 12/29/2028	404	0.0
556,525		Foundation Building Materials Holding Company LLC 2021 Term Loan, 7.665%, (US0003M + 3.250%), 01/31/2028	527,307	0.0
42,096	(13)	IPS Corporation 2021 Delayed Draw Term Loan, 8.267%, (US0003M + 3.500%), 10/02/2028	37,823	0.0
227,692		IPS Corporation 2021 Term Loan, 7.884%, (US0001M + 3.500%), 10/02/2028	204,581	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

240,624	LBM Acquisition LLC Term Loan B, 7.121%, (US0006M + 3.750%), 12/17/2027	209,510	0.0
745,616	LHS Borrower, LLC 2022 Term Loan B, 9.050%, (SOFRRATE + 4.750%), 02/16/2029	610,473	0.1
397,688	Smyrna Ready Mix Concrete, LLC Term Loan B, 8.673%, (TSFR1M + 4.250%), 04/02/2029	390,729	0.0
436,077	Specialty Building Products Holdings, LLC 2021 Term Loan B, 7.639%, (US0001M + 3.250%), 10/15/2028	395,194	0.0
400,000	SRS Distribution Inc. 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 06/02/2028	382,300	0.0
449,568	Standard Industries Inc. 2021 Term Loan B, 6.425%, (US0003M + 2.250%), 09/22/2028	444,635	0.0
798,578	White Cap Buyer LLC Term Loan B, 8.073%, (TSFR1M + 3.750%), 10/19/2027	773,677	0.1
		7,751,761	0.4

	Business Equipment & Services: 0.8%
959,138	AlixPartners, LLP 2021 USD Term Loan B, 7.134%, (US0001M + 2.750%), 02/04/2028	951,687	0.1
770,250	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 8.173%, (US0001M + 3.750%), 05/12/2028	732,604	0.1
638	Anticimex International AB 2021 USD Term Loan B1, 8.235%, (US0003M + 3.500%), 11/16/2028	618	0.0
659,559	APX Group, Inc. 2021 Term Loan B, 6.731%, (US0003M + 3.250%), 07/10/2028	653,458	0.0
767,250	Ascend Learning, LLC 2021 Term Loan, 7.884%, (US0001M + 3.500%), 12/11/2028	727,269	0.1
437,074	Belfor Holdings Inc. Term Loan B, 8.389%, (US0001M + 4.000%), 04/06/2026	434,524	0.0
428,475	Cimpress Public Limited Company USD Term Loan B, 7.884%, (US0001M + 3.500%), 05/17/2028	386,163	0.0
160,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 11.073%, (US0001M + 6.750%), 03/30/2029	142,200	0.0
650,870	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 8.073%, (US0001M + 3.750%), 03/31/2028	624,429	0.0
466,424	Endure Digital Inc. Term Loan, 7.717%, (US0001M + 3.500%), 02/10/2028	420,948	0.0
475,197	Ensono, LP 2021 Term Loan, 8.901%, (US0003M + 3.750%), 05/26/2028	428,568	0.0
326,347	Finastra USA, Inc. USD 1st Lien Term Loan, 6.871%, (US0003M + 3.500%), 06/13/2024	289,565	0.0
373,750	Garda World Security Corporation 2022 Term Loan B, 8.535%, (TSFR1M + 4.250%), 02/01/2029	360,980	0.0
750,000	Garda World Security Corporation 2022 Term Loan B, 8.550%, (SOFRRATE + 4.250%), 10/30/2026	731,719	0.1
292,924	Gloves Buyer, Inc. 2021 Term Loan, 8.384%, (US0001M + 4.000%), 12/29/2027	263,631	0.0
535,275	Intrado Corporation 2017 Term Loan, 8.415%, (US0003M + 4.000%), 10/10/2024	492,899	0.0
551,600	ION Trading Finance Limited 2021 USD Term Loan, 9.480%, (US0003M + 4.750%), 04/03/2028	524,611	0.0
601,063	KUEHG Corp. 2018 Incremental Term Loan, 8.480%, (US0003M + 3.750%), 02/21/2025	578,806	0.0
459,926	Paysafe Holdings (US) Corp USD Term Loan B1, 7.139%, (US0001M + 2.750%), 06/28/2028	440,475	0.0
75,000	Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 11.384%, (US0001M + 7.000%), 12/14/2029	68,906	0.0
351,854	Pre-Paid Legal Services, Inc. 2021 Term Loan, 8.134%, (US0001M + 3.750%), 12/15/2028	339,363	0.0
271,471	Red Ventures, LLC 2020 Term Loan B2, 6.889%, (US0001M + 2.500%), 11/08/2024	270,283	0.0
12,451	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 8.250%, (US0003M + 3.750%), 12/16/2027	11,852	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

992,188	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.841%, (US0006M + 5.500%), 12/20/2024	751,582	0.1
8,257	Service Logic Acquisition, Inc Delayed Draw Term Loan, 8.374%, (US0003M + 4.000%), 10/29/2027	7,844	0.0
514	Service Logic Acquisition, Inc Term Loan, 8.415%, (US0003M + 4.000%), 10/29/2027	488	0.0
771,447	Skopima Merger Sub Inc. Term Loan B, 8.384%, (US0001M + 4.000%), 05/12/2028	729,982	0.1
1,024,811	Staples, Inc. 7 Year Term Loan, 9.440%, (US0003M + 5.000%), 04/16/2026	950,031	0.1
971,754	Verscend Holding Corp. 2021 Term Loan B, 8.384%, (US0001M + 4.000%), 08/27/2025	968,110	0.1
273,763	Virtusa Corporation First Lien Term Loan B, 8.134%, (US0001M + 3.750%), 02/11/2028	265,208	0.0
317,246	VM Consolidated, Inc. 2021 Term Loan B, 7.634%, (US0001M + 3.250%), 03/24/2028	315,858	0.0
322,902	Yak Access, LLC 2018 1st Lien Term Loan B, 9.392%, (US0001M + 5.000%), 07/11/2025	137,233	0.0
208,333	Yak Access, LLC 2018 2nd Lien Term Loan B, 14.767%, (US0003M + 10.000%), 07/10/2026	26,736	0.0
		14,028,630	0.8

	Cable & Satellite Television: 0.2%
455,927	Atlantic Broadband Finance, LLC 2021 Term Loan, 6.884%, (US0001M + 2.500%), 09/01/2028	444,243	0.0
965,493	DirecTV Financing, LLC Term Loan, 9.384%, (US0001M + 5.000%), 08/02/2027	940,677	0.1
2,147,551	Telesat Canada Term Loan B5, 7.170%, (US0003M + 2.750%), 12/07/2026	1,014,181	0.1
750,000	UPC Financing Partnership 2021 USD Term Loan AX, 7.243%, (US0001M + 2.925%), 01/31/2029	735,547	0.0
650,000	Virgin Media Bristol LLC 2020 USD Term Loan Q, 7.568%, (US0001M + 3.250%), 01/31/2029	644,414	0.0
331,650	WideOpenWest Finance LLC 2021 Term Loan B, 7.580%, (TSFR1M + 3.000%), 12/20/2028	321,977	0.0
		4,101,039	0.2

	Chemicals & Plastics: 0.3%
115,000	CPC Acquisition Corp Second Lien Term Loan, 12.480%, (US0003M + 7.750%), 12/29/2028	70,725	0.0
270,070	GEON Performance Solutions, LLC 2021 Term Loan, 9.224%, (US0003M + 4.500%), 08/18/2028	263,318	0.0
507	Hexion Holdings Corporation 2022 USD Term Loan, 8.935%, (SOFRRATE + 4.500%), 03/15/2029	437	0.0
304,178	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 7.134%, (US0001M + 2.750%), 01/29/2026	299,615	0.0
421,189	Ineos US Finance LLC 2021 USD Term Loan B, 6.923%, (TSFR1M + 2.500%), 11/08/2028	395,241	0.0
800,279	Lonza Group AG USD Term Loan B, 8.730%, (US0003M + 4.000%), 07/03/2028	738,658	0.1
699,089	LSF11 A5 Holdco LLC Term Loan, 8.052%, (SOFRRATE + 3.500%), 10/15/2028	676,369	0.1
632,665	Olympus Water US Holding Corporation 2021 USD Term Loan B, 8.500%, (US0003M + 3.750%), 11/09/2028	609,028	0.1
677,302	Polar US Borrower, LLC 2018 1st Lien Term Loan, 9.021%, (US0002M + 4.750%), 10/15/2025	552,001	0.0
462,288	PQ Corporation 2021 Term Loan B, 6.915%, (US0003M + 2.500%), 06/09/2028	456,220	0.0
317,552	Sparta U.S. HoldCo LLC 2021 Term Loan, 7.392%, (US0001M + 3.250%), 08/02/2028	310,407	0.0
276,327	Trinseo Materials Operating S.C.A. 2018 Term Loan, 6.384%, (US0001M + 2.000%), 09/06/2024	269,024	0.0
300,000	Tronox Finance LLC 2021 Term Loan B, 7.017%, (US0003M + 2.250%), 03/10/2028	291,425	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

300,000	W.R. Grace & Co.-Conn. 2021 Term Loan B, 8.517%, 09/22/2028	295,266	0.0
		5,227,734	0.3

	Clothing/Textiles: 0.0%
537,300	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 7.923%, (SOFRRATE + 3.500%), 12/21/2028	521,629	0.0
335,750	Birkenstock GmbH & Co. KG USD Term Loan B, 7.690%, (US0003M + 3.250%), 04/28/2028	327,566	0.0
		849,195	0.0

	Communications: 0.0%
675,353	Maxar Technologies, Inc. 2022 Term Loan B 1L, 8.550%, (SOFRRATE + 4.250%), 06/14/2029	675,881	0.0

	Consumer, Cyclical: 0.1%
190,024	Avient Corp. 2022 Term Loan B, 7.550%, (SOFRRATE + 3.250%), 08/29/2029	189,738	0.0
575,000	BBB Industries 2022 Term Loan B 1L, 9.550%, (SOFRRATE + 5.250%), 07/25/2029	523,969	0.0
80,000	Bombardier Recreational Products, Inc. 2022 Incremental Term Loan B3, 7.800%, 12/25/2029	78,567	0.0
710,000	Flutter Entertainment 2022 Term Loan B 1L, 7.550%, (SOFRRATE + 3.250%), 07/21/2028	707,692	0.1
250,000	Formula One Holdings Limited. Term Loan B, 7.550%, 01/15/2030	250,261	0.0
425,000	GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.180%, 10/31/2029	423,672	0.0
258,700	Penn National Gaming, Inc. 2022 Term Loan B 1L, 7.050%, (SOFRRATE + 2.750%), 05/03/2029	256,510	0.0
88,000	Reverb Buyer, Inc. (Medical Solutions) 2022 1st Lien Term Loan, 8.267%, (US0003M + 3.500%), 11/01/2028	82,674	0.0
		2,513,083	0.1

	Consumer, Non-cyclical: 0.1%
562,175	Bausch + Lomb Corp. 1st Lien Term Loan B, 7.550%, (SOFRRATE + 3.250%), 05/10/2027	534,769	0.0
465,000	Corgi Bidco, Inc. 2022 Term Loan 1L, 9.300%, (SOFRRATE + 5.000%), 10/12/2029	436,519	0.0
450,000	Neptune Bidco US Inc 2022 USD Term Loan B, 9.300%, 04/11/2029	403,500	0.0
675,000	Refresco / Pegasus 2022 TL B 1L, 8.550%, (SOFRRATE + 4.250%), 07/12/2029	654,750	0.1
274,313	Sabre GLBL Inc. 2022 1st Lien Term Loan B, 9.300%, (SOFRRATE + 5.000%), 06/30/2028	255,111	0.0
		2,284,649	0.1

	Containers & Glass Products: 0.4%
146,915	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 7.480%, (US0003M + 2.750%), 04/22/2024	136,631	0.0
509,605	Altium Packaging LLC 2021 Term Loan B, 7.134%, (US0001M + 2.750%), 02/03/2028	494,817	0.0
1,042,277	Charter NEX US, Inc. 2021 Term Loan, 8.134%, (US0001M + 3.750%), 12/01/2027	1,013,614	0.1
626,850	Clydesdale Acquisition Holdings Inc Term Loan, 8.598%, (TSFR1M + 4.175%), 04/13/2029	598,853	0.0
422,860	Plastipak Packaging, Inc. 2021 Term Loan B, 6.889%, (US0001M + 2.500%), 12/01/2028	418,851	0.0
640,163	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 7.989%, (US0003M + 4.000%), 10/02/2028	511,901	0.0
205,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 10.989%, (US0003M + 6.750%), 10/01/2029	127,869	0.0
952,726	Pro Mach Group, Inc. 2021 Term Loan B, 8.384%, (US0001M + 4.000%), 08/31/2028	928,908	0.1
748,575	Proampac PG Borrower LLC 2020 Term Loan, 7.770%, (US0003M + 3.750%), 11/03/2025	718,788	0.1
491,342	Reynolds Consumer Products LLC Term Loan, 6.134%, (US0001M + 1.750%), 02/04/2027	488,101	0.0
344,985	Reynolds Group Holdings Inc. 2021 Term Loan B, 7.634%, (US0001M + 3.250%), 09/24/2028	341,373	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

746,084	Titan Acquisition Limited 2018 Term Loan B, 8.151%, (US0003M + 3.000%), 03/28/2025	699,350	0.1
647,905	Tosca Services, LLC 2021 Term Loan, 7.938%, (US0001M + 3.500%), 08/18/2027	529,663	0.0
485,075	TricorBraun Holdings, Inc. 2021 Term Loan, 7.634%, (US0001M + 3.250%), 03/03/2028	464,129	0.0
364,660	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 8.726%, (US0003M + 4.000%), 09/15/2028	351,051	0.0
		7,823,899	0.4

	Drugs: 0.2%
475,000	Alvogen Pharma US, Inc. 2020 Extended Term Loan, 12.267%, (US0003M + 7.500%), 06/30/2025	415,625	0.0
613,992	Amneal Pharmaceuticals LLC 2018 Term Loan B, 8.092%, (US0001M + 3.500%), 05/04/2025	552,688	0.0
996,788	Jazz Financing Lux S.a.r.l. USD Term Loan, 7.884%, (US0001M + 3.500%), 05/05/2028	989,659	0.1
1,053,161	Organon & Co USD Term Loan, 7.750%, (US0003M + 3.000%), 06/02/2028	1,045,262	0.1
		3,003,234	0.2

	Electronics/Electrical: 1.0%
4,988	Altar Bidco, Inc. 2021 Term Loan, 6.608%, (SOFRRATE + 3.500%), 02/01/2029	4,780	0.0
389,537	AP Core Holdings II, LLC Amortization Term Loan B1, 9.884%, (US0001M + 5.500%), 09/01/2027	354,187	0.0
325,050	Atlas Purchaser, Inc. 2021 Term Loan, 9.807%, (US0003M + 5.250%), 05/08/2028	231,192	0.0
995,634	Banff Merger Sub Inc 2021 USD Term Loan, 8.134%, (US0001M + 3.750%), 10/02/2025	954,979	0.1
380,962	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 8.480%, (US0003M + 3.750%), 08/29/2025	330,379	0.0
927,988	Cloudera, Inc. 2021 Term Loan, 8.134%, (US0001M + 3.750%), 10/08/2028	882,168	0.1
297,000	ConnectWise, LLC 2021 Term Loan B, 8.224%, (US0003M + 3.500%), 09/29/2028	283,140	0.0
293,897	Constant Contact Inc Term Loan, 7.909%, (US0003M + 4.000%), 02/10/2028	261,018	0.0
984,975	CoreLogic, Inc. Term Loan, 7.938%, (US0001M + 3.500%), 06/02/2028	824,506	0.1
212,739	Cornerstone OnDemand, Inc. 2021 Term Loan, 8.134%, (US0001M + 3.750%), 10/16/2028	190,933	0.0
511,161	Delta TopCo, Inc. 2020 Term Loan B, 8.154%, (US0003M + 3.750%), 12/01/2027	473,249	0.0
415,000	Entegris, Inc. 2022 Term Loan B, 7.300%, (SOFRRATE + 3.000%), 07/06/2029	414,185	0.0
1,168,970	GoTo Group, Inc. Term Loan B, 9.139%, (US0001M + 4.750%), 08/31/2027	755,656	0.1
1,035,825	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4, 8.384%, (US0001M + 4.000%), 12/01/2027	996,723	0.1
413,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 8.480%, (TSFR1M + 3.750%), 03/11/2028	407,058	0.0
1,030,811	Hyland Software, Inc. 2018 1st Lien Term Loan, 7.884%, (US0001M + 3.500%), 07/01/2024	1,018,202	0.1
1,007,388	Informatica LLC 2021 USD Term Loan B, 7.139%, (US0001M + 2.750%), 10/27/2028	992,277	0.1
1,065,923	Ingram Micro Inc. 2021 Term Loan B, 8.224%, (US0003M + 3.500%), 06/30/2028	1,052,931	0.1
266,775	Instructure Holdings 2021 Term Loan B, 6.121%, (US0003M + 2.750%), 10/30/2028	262,773	0.0
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 12.011%, (US0003M + 7.250%), 12/01/2028	87,750	0.0
930,986	Ivanti Software, Inc. 2021 Term Loan B, 9.011%, (US0003M + 4.250%), 12/01/2027	743,625	0.0
711,957	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 9.170%, (US0003M + 4.750%), 07/27/2028	613,173	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

375,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 12.670%, (US0003M + 8.250%), 07/27/2029	298,750	0.0
263,013		Mediaocean LLC 2021 Term Loan, 7.884%, (US0001M + 3.500%), 12/15/2028	240,656	0.0
280,000		MH Sub I, LLC 2021 2nd Lien Term Loan, 10.649%, (TSFR1M + 6.250%), 02/23/2029	253,663	0.0
512,425		Mitchell International, Inc. 2021 Term Loan B, 8.415%, (US0003M + 3.750%), 10/15/2028	474,249	0.0
322,887		Optiv Security, Inc. 1st Lien Term Loan, 8.403%, (US0003M + 3.250%), 02/01/2024	310,308	0.0
395,585		Planview Parent, Inc. Term Loan, 8.730%, (US0003M + 4.000%), 12/17/2027	369,213	0.0
3,126		Project Boost Purchaser, LLC 2019 Term Loan B, 7.884%, (US0001M + 3.500%), 06/01/2026	3,019	0.0
460,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 11.594%, (SOFRRATE + 7.500%), 02/01/2030	286,350	0.0
884,589		Rackspace Technology Global, Inc. 2021 Term Loan, 7.380%, (US0003M + 2.750%), 02/15/2028	556,922	0.0
1,495,977		Redstone Buyer LLC 2021 Term Loan, 9.108%, (US0003M + 4.750%), 04/27/2028	1,046,436	0.1
1,613	(3)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 10.540%, (US0003M + 8.000%) (PIK Rate 2.000%, Cash Rate 7.000%), 12/07/2026	694	0.0
573,164		Seattle Spinco, Inc. USD Term Loan B3, 7.134%, (US0001M + 2.750%), 06/21/2024	571,253	0.0
304,220		SkillSoft Corporation 2021 Term Loan, 9.582%, (TSFR1M + 5.250%), 07/14/2028	255,228	0.0
752		SonicWall US Holdings Inc. 1st Lien Term Loan, 8.449%, (US0003M + 3.750%), 05/16/2025	729	0.0
539,951		Sovos Compliance, LLC 2021 Term Loan, 8.884%, (US0001M + 4.500%), 08/11/2028	498,240	0.0
8,097		Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 6.230%, 02/28/2025	8,127	0.0
598,286		Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 9.730%, 05/29/2026	407,832	0.0
997,487		Ultimate Software Group Inc (The) 2021 Term Loan, 6.998%, (US0003M + 3.250%), 05/04/2026	950,107	0.1
266,169		Xperi Corporation 2020 Term Loan B, 7.884%, (US0001M + 3.500%), 06/08/2028	257,602	0.0
			18,924,262	1.0

		Equipment Leasing: 0.0%
287,100		Albion Financing 3 SARL USD Term Loan, 9.575%, (US0003M + 5.250%), 08/17/2026	272,506	0.0
455,381		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 7.688%, (US0003M + 3.250%), 02/17/2028	439,822	0.0
			712,328	0.0

		Financial: 0.1%
1,000,000		Hub International Limited 2022 Term Loan B, 8.300%, 11/09/2029	990,446	0.1
320,000		Starwood Property Trust, Inc. 2022 Term Loan B, 7.550%, 11/18/2027	316,133	0.0
230,000		Walker & Dunlop, Inc. 2022 Incremental Term Loan B, 7.300%, 12/16/2028	227,700	0.0
			1,534,279	0.1

		Financial Intermediaries: 0.5%
771,628		Advisor Group, Inc. 2021 Term Loan, 8.884%, (US0001M + 4.500%), 07/31/2026	756,678	0.1
290,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 10.250%, (US0003M + 6.500%), 08/02/2029	255,200	0.0
534,610		AqGen Island Holdings, Inc. Term Loan, 8.250%, (US0003M + 3.500%), 08/02/2028	511,221	0.0
96,610		Castlelake Aviation Limited Delayed Draw Term Loan, 7.517%, (US0003M + 2.750%), 10/07/2026	95,920	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

562,875	Castlelake Aviation Limited Term Loan B, 7.519%, (US0003M + 2.750%), 10/22/2026	558,854	0.0
686,725	Citadel Securities LP 2021 Term Loan B, 6.823%, (TSFR1M + 2.500%), 02/02/2028	675,029	0.0
671,611	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 7.134%, (US0001M + 2.750%), 08/21/2025	657,479	0.0
735,224	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 8.073%, (TSFR1M + 3.750%), 04/09/2027	688,124	0.1
1,092,578	Edelman Financial Center, LLC 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 04/07/2028	1,025,267	0.1
1,008,368	First Eagle Holdings, Inc. 2020 Term Loan B, 7.230%, (US0003M + 2.500%), 02/01/2027	981,898	0.1
384,013	Focus Financial Partners, LLC 2021 Term Loan, 6.823%, (US0001M + 2.500%), 06/30/2028	378,413	0.0
508,600	HighTower Holdings LLC 2021 Term Loan B, 8.278%, (US0003M + 4.000%), 04/21/2028	468,548	0.0
566,332	Jane Street Group, LLC 2021 Term Loan, 7.134%, (US0001M + 2.750%), 01/26/2028	550,404	0.0
491,337	Trans Union, LLC 2019 Term Loan B5, 6.134%, (US0001M + 1.750%), 11/16/2026	485,503	0.0
748,665	Trans Union, LLC 2021 Term Loan B6, 6.634%, (US0001M + 2.250%), 12/01/2028	742,231	0.1
625,000	VFH Parent LLC 2022 Term Loan B, 7.421%, (SOFRRATE + 3.000%), 01/13/2029	611,328	0.0
		9,442,097	0.5

	Food Products: 0.2%
486,076	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.139%, (US0001M + 3.750%), 10/01/2025	409,154	0.0
681,375	8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 9.139%, (US0001M + 4.750%), 10/01/2025	576,614	0.1
285,000	BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 11.980%, (US0003M + 7.250%), 06/08/2029	259,350	0.0
405,055	CHG PPC Parent LLC 2021 Term Loan, 7.438%, (US0001M + 3.000%), 12/08/2028	392,903	0.0
5,038	IRB Holding Corp 2022 Term Loan B, 7.317%, (SOFRRATE + 3.000%), 12/15/2027	4,891	0.0
473,813	Primary Products Finance LLC Term Loan, 7.709%, (US0003M + 4.000%), 03/31/2029	466,755	0.1
388,652	Sigma Bidco B.V. 2018 USD Term Loan B2, 5.899%, (TSFR1M + 3.000%), 07/02/2025	354,240	0.0
513,167	Weber-Stephen Products LLC Term Loan B, 7.634%, (US0001M + 3.250%), 10/30/2027	433,626	0.0
		2,897,533	0.2

	Food Service: 0.2%
738,579	1011778 B.C. Unlimited Liability Company Term Loan B4, 6.141%, (US0001M + 1.750%), 11/19/2026	726,807	0.1
746,241	Fertitta Entertainment, LLC 2022 Term Loan B, 8.323%, (SOFRRATE + 4.000%), 01/27/2029	710,328	0.0
482,295	Flynn Restaurant Group LP 2021 Term Loan B, 8.634%, (US0001M + 4.250%), 12/01/2028	453,357	0.0
253,050	H Food Holdings LLC 2018 Term Loan B, 8.071%, (US0001M + 3.688%), 05/23/2025	226,269	0.0
52,000	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 11.134%, (US0001M + 6.750%), 07/30/2029	47,482	0.0
734,673	US Foods, Inc. 2019 Term Loan B, 6.384%, (US0001M + 2.000%), 09/13/2026	728,871	0.1
		2,893,114	0.2

	Food/Drug Retailers: 0.1%
980,977	EG America LLC 2018 USD Term Loan, 8.726%, (US0003M + 4.000%), 02/07/2025	926,042	0.1
306	EG Group Limited 2021 Term Loan, 8.980%, (US0003M + 4.250%), 03/31/2026	287	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

217	(3)	Moran Foods, LLC 2020 Term Loan, 10.379%, (US0003M + 7.000%) (PIK Rate 7.000%, Cash Rate 1.000%), 04/01/2024	179	0.0
			926,508	0.1

		Forest Products: 0.0%
272,842		Osmose Utilities Services, Inc. Term Loan, 7.980%, (US0003M + 3.250%), 06/23/2028	258,688	0.0

		Health Care: 0.7%
567,150		Accelerated Health Systems, LLC 2022 Term Loan B, 8.980%, (TSFR1M + 4.250%), 02/15/2029	464,709	0.0
254,144		ADMI Corp. 2021 Term Loan B2, 7.759%, (US0001M + 3.375%), 12/23/2027	231,462	0.0
108,929	(13)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 7.821%, (TSFR1M + 3.500%), 02/15/2029	98,626	0.0
639,465		Athenahealth, Inc. 2022 Term Loan, 7.821%, (TSFR1M + 3.500%), 02/15/2029	578,982	0.0
418,250		Bella Holding Company, LLC 2021 Term Loan B, 8.134%, (US0001M + 3.750%), 05/10/2028	396,815	0.0
176,323		Carestream Dental Equipment, Inc 2017 1st Lien Term Loan, 7.634%, (US0001M + 3.250%), 09/01/2024	164,274	0.0
720,875		CHG Healthcare Services Inc. 2021 Term Loan, 7.634%, (US0001M + 3.250%), 09/29/2028	706,858	0.1
384,235		Curia Global, Inc. 2021 Term Loan, 8.165%, (US0003M + 3.750%), 08/30/2026	317,314	0.0
4,582		Envision Healthcare Corporation 2022 Second Out Term Loan, 8.070%, 03/31/2027	1,489	0.0
943,262		Global Medical Response, Inc. 2020 Term Loan B, 8.422%, (US0001M + 4.250%), 10/02/2025	668,930	0.1
331,765		GoodRx, Inc. 1st Lien Term Loan, 7.134%, (US0001M + 2.750%), 10/10/2025	324,439	0.0
246,094		Greenway Health, LLC 2017 1st Lien Term Loan, 8.139%, (US0003M + 3.750%), 02/16/2024	172,573	0.0
642,650		Hunter Holdco 3 Limited USD Term Loan B, 8.980%, (US0003M + 4.250%), 08/19/2028	631,404	0.1
342,413		ICU Medical, Inc. Term Loan B, 7.194%, (TSFR1M + 2.500%), 01/08/2029	331,819	0.0
470,393		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 7.884%, (US0001M + 3.500%), 11/01/2028	442,170	0.0
1,300,175		Medline Borrower, LP USD Term Loan B, 7.634%, (US0001M + 3.250%), 10/23/2028	1,237,685	0.1
678,119		MPH Acquisition Holdings LLC 2021 Term Loan B, 8.985%, (US0003M + 4.250%), 09/01/2028	581,981	0.1
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 11.980%, (US0003M + 7.250%), 03/02/2029	100,125	0.0
554,403		National Mentor Holdings, Inc. 2021 Term Loan, 8.328%, (US0003M + 3.750%), 03/02/2028	389,468	0.0
23,743		National Mentor Holdings, Inc. 2021 Term Loan C, 8.480%, (US0003M + 3.750%), 03/02/2028	16,680	0.0
216,700		New Trojan Parent, Inc. 1st Lien Term Loan, 7.551%, (US0003M + 3.250%), 01/06/2028	152,774	0.0
253,980		Pacific Dental Services,LLC 2021 Term Loan, 7.854%, (US0001M + 3.500%), 05/05/2028	248,001	0.0
650,249		Pathway Vet Alliance LLC 2021 Term Loan, 8.134%, (US0003M + 3.750%), 03/31/2027	542,958	0.0
289,050		Phoenix Guarantor Inc 2020 Term Loan B, 7.634%, (US0001M + 3.250%), 03/05/2026	271,887	0.0
535,765		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 8.165%, (US0003M + 3.750%), 11/16/2025	506,298	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

500,000	Select Medical Corporation 2017 Term Loan B, 6.890%, (US0001M + 2.500%), 03/06/2025	491,953	0.0
635,000	Sotera Health Holdings, LLC 2021 Term Loan, 7.165%, (US0003M + 2.750%), 12/11/2026	590,153	0.1
732,544	Surgery Center Holdings, Inc. 2021 Term Loan, 8.050%, (US0003M + 3.750%), 08/31/2026	724,119	0.1
410,261	US Anesthesia Partners Inc 2021 Term Loan, 8.370%, (US0001M + 4.250%), 10/01/2028	390,774	0.0
296,200	Virgin Pulse, Inc. 2021 Term Loan, 8.384%, (US0001M + 4.000%), 04/06/2028	251,955	0.0
		12,028,675	0.7

	Home Furnishings: 0.1%
523,375	Conair Holdings, LLC Term Loan B, 8.480%, (US0003M + 3.750%), 05/17/2028	442,252	0.0
491,255	Illuminate Merger Sub Corp. Term Loan, 7.884%, (US0003M + 3.500%), 07/21/2028	442,866	0.0
984,689	Prime Security Services Borrower, LLC 2021 Term Loan, 6.505%, (US0003M + 2.750%), 09/23/2026	976,912	0.1
524,938	Solis IV BV USD Term Loan B1, 7.859%, (TSFR1M + 3.500%), 02/26/2029	464,766	0.0
		2,326,796	0.1

	Industrial: 0.1%
390,000	Chart Industries, Inc. 2022 Term Loan B, 8.050%, 12/07/2029	386,344	0.0
430,130	First Student Bidco, Inc. 2022 Term Loan B 1L, 8.300%, (SOFRRATE + 4.000%), 07/21/2028	411,849	0.0
29,870	First Student Bidco, Inc. 2022 Term Loan C 1L, 8.300%, (SOFRRATE + 4.000%), 07/21/2028	28,601	0.0
299,250	Oscar AcquisitionCo, LLC Term Loan B, 8.800%, 04/29/2029	283,700	0.0
573,563	Project Castle, Inc. Term Loan B 1L, 9.800%, (SOFRRATE + 5.500%), 06/01/2029	464,585	0.1
381,524	STG Logistics, Inc. 2022 TL 1L, 10.300%, (SOFRRATE + 6.000%), 03/24/2028	368,171	0.0
		1,943,250	0.1

	Industrial Equipment: 0.2%
475,652	Alliance Laundry Systems LLC Term Loan B, 7.409%, (US0003M + 3.500%), 10/08/2027	466,733	0.0
267,975	Clark Equipment Company 2022 Term Loan B, 7.180%, (TSFR1M + 2.500%), 04/20/2029	264,692	0.0
641,001	Granite Holdings US Acquisition Co. 2021 Term Loan B, 8.750%, (US0003M + 4.000%), 09/30/2026	641,603	0.1
497,087	Kenan Advantage Group, Inc. 2021 Term Loan B, 8.134%, (US0001M + 3.750%), 03/24/2026	485,547	0.0
496,231	Madison IAQ LLC Term Loan, 7.988%, (US0003M + 3.250%), 06/21/2028	462,322	0.0
655,857	Vertical US Newco Inc Term Loan B, 6.871%, (US0006M + 3.500%), 07/30/2027	633,019	0.1
		2,953,916	0.2

	Insurance: 0.3%
671,334	Acrisure, LLC 2020 Term Loan B, 7.884%, (US0001M + 3.500%), 02/15/2027	631,754	0.0
458,788	Acrisure, LLC 2021 First Lien Term Loan B, 8.634%, (US0001M + 4.250%), 02/15/2027	445,311	0.0
492,175	Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 7.854%, (US0001M + 3.500%), 11/06/2027	481,819	0.0
740,583	AmWINS Group, Inc. 2021 Term Loan B, 6.634%, (US0001M + 2.250%), 02/19/2028	727,808	0.1
387,928	Aretec Group, Inc. 2018 Term Loan, 8.673%, (TSFR1M + 4.250%), 10/01/2025	380,170	0.0
496,639	AssuredPartners, Inc. 2020 Term Loan B, 7.884%, (US0001M + 3.500%), 02/12/2027	483,602	0.0
378,243	AssuredPartners, Inc. 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 02/12/2027	367,724	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

382,113		AssuredPartners, Inc. 2022 Term Loan, 7.823%, (TSFR1M + 3.500%), 02/12/2027	370,410	0.0
642,527		NFP Corp. 2020 Term Loan, 7.634%, (US0001M + 3.250%), 02/15/2027	616,344	0.0
819,910		OneDigital Borrower LLC 2021 Term Loan, 8.494%, (SOFRRATE + 4.250%), 11/16/2027	778,914	0.1
809,985		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 7.634%, (US0001M + 3.250%), 12/31/2025	789,519	0.1
			6,073,375	0.3

		Leisure Good/Activities/Movies: 0.3%
369,664	(3)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 13.735% (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/2025	314,214	0.0
359,293	(3)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 18.730%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/2026	197,611	0.0
1,079,565		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 7.884%, (US0001M + 3.500%), 08/17/2028	1,069,039	0.1
798,339		AppLovin Corporation 2021 Term Loan B, 7.730%, (PRIME + 2.000%), 10/25/2028	760,418	0.1
493,655		Bombardier Recreational Products, Inc. 2020 Term Loan, 6.384%, (US0001M + 2.000%), 05/24/2027	478,074	0.0
332,488		City Football Group Limited Term Loan, 7.361%, (US0001M + 3.000%), 07/21/2028	312,538	0.0
6,840		Crown Finance US, Inc. 2020 Term Loan B1, 11.415%, 05/23/2024	8,169	0.0
1,022,530		CWGS Group, LLC 2021 Term Loan B, 6.799%, (US0001M + 2.500%), 06/03/2028	948,929	0.1
564,563		Hayward Industries, Inc. 2021 Term Loan, 6.884%, (US0001M + 2.500%), 05/30/2028	544,568	0.0
328,666		MajorDrive Holdings IV LLC Term Loan B, 8.813%, (US0003M + 4.000%), 06/01/2028	310,076	0.0
493,734		Playtika Holding Corp 2021 Term Loan, 7.134%, (US0001M + 2.750%), 03/13/2028	472,374	0.0
665,000		Scientific Games Holdings LP 2022 USD Term Loan B, 7.097%, (TSFR1M + 3.500%), 04/04/2029	635,823	0.0
			6,051,833	0.3

		Lodging & Casinos: 0.2%
416,319		Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 8.134%, (US0001M + 3.750%), 02/02/2026	379,631	0.0
1,179,292		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 7.134%, (US0001M + 2.750%), 12/23/2024	1,178,124	0.1
356,961		Caesars Resort Collection, LLC 2020 Term Loan B1, 7.884%, (US0001M + 3.500%), 07/21/2025	356,459	0.0
1,475		Century Casinos, Inc 2022 Term Loan, 10.224%, (TSFR1M + 6.100%), 04/02/2029	1,407	0.0
738,131		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 7.384%, (US0001M + 3.000%), 08/02/2028	734,348	0.1
696,500		Scientific Games International, Inc. 2022 USD Term Loan, 7.417%, (TSFR1M + 3.000%), 04/14/2029	688,955	0.0
1,231		Stars Group Holdings B.V. TL B 1L, 6.980%, (US0003M + 2.250%), 07/21/2026	1,217	0.0
492,336		Station Casinos LLC 2020 Term Loan B, 6.640%, (US0001M + 2.250%), 02/08/2027	481,874	0.0
720,025		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 7.542%, (US0003M + 3.250%), 10/02/2028	670,824	0.0
			4,492,839	0.2

		Mortgage REITs: 0.0%
366,673		BIFM CA Buyer Inc. Term Loan B, 7.884%, (US0001M + 3.500%), 06/01/2026	352,007	0.0

		Oil & Gas: 0.2%
364,009		Brazos Delaware II, LLC Term Loan B, 8.354%, (US0001M + 4.000%), 05/21/2025	363,099	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

323,381	ITT Holdings LLC 2021 Term Loan, 7.134%, (US0001M + 2.750%), 07/10/2028	320,148	0.0
305,030	Medallion Midland Acquisition, LLC 2021 Term Loan, 8.592%, (US0003M + 3.750%), 10/18/2028	302,856	0.0
467,594	NorthRiver Midstream Finance LP 2018 Term Loan B, 6.924%, (US0003M + 3.250%), 10/01/2025	464,963	0.0
629,147	Oryx Midstream Services Permian Basin LLC Term Loan B, 7.924%, (US0003M + 3.250%), 10/05/2028	622,561	0.1
553,925	TransMontaigne Operating Company L.P. Term Loan B, 7.871%, (US0001M + 3.500%), 11/17/2028	544,404	0.1
535,032	Waterbridge Midstream Operating LLC Term Loan B, 9.127%, (US0003M + 5.750%), 06/22/2026	515,255	0.0
		3,133,286	0.2

	Publishing: 0.2%
868,741	Cengage Learning, Inc. 2021 Term Loan B, 7.814%, (US0003M + 4.750%), 07/14/2026	783,263	0.1
659,902	Dotdash Meredith Inc Term Loan B, 8.224%, (SOFRRATE + 4.000%), 12/01/2028	578,514	0.0
802,988	Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 9.673%, (TSFR1M + 5.250%), 04/09/2029	766,251	0.0
938,125	McGraw-Hill Global Education Holdings, LLC 2021 First Lien Term Loan B, 8.316%, (US0006M + 4.750%), 07/28/2028	885,590	0.1
		3,013,618	0.2

	Radio & Television: 0.2%
899,370	Clear Channel Outdoor Holdings, Inc. Term Loan B, 7.915%, (US0003M + 3.500%), 08/21/2026	818,933	0.1
2,764,859	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 7.567%, (TSFR1M + 3.250%), 08/24/2026	359,432	0.0
416,667	Entercom Media Corp. 2019 Term Loan, 6.889%, (US0001M + 2.500%), 11/18/2024	297,917	0.0
577,658	Gray Television, Inc. 2021 Term Loan D, 7.120%, (US0001M + 3.000%), 12/01/2028	561,875	0.0
752,363	iHeartCommunications, Inc. 2020 Term Loan, 7.384%, (US0001M + 3.000%), 05/01/2026	691,703	0.0
364,464	NASCAR Holdings, Inc Term Loan B, 6.884%, (US0001M + 2.500%), 10/19/2026	364,009	0.0
1,032,621	Univision Communications Inc. 2021 First Lien Term Loan B, 7.634%, (US0001M + 3.250%), 03/15/2026	1,018,422	0.1
		4,112,291	0.2

	Rail Industries: 0.0%
738,608	Genesee & Wyoming Inc. (New) Term Loan, 6.730%, (US0003M + 2.000%), 12/30/2026	735,586	0.0

	Retailers (Except Food & Drug): 0.4%
259,350	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 7.967%, (SOFRRATE + 3.750%), 07/31/2028	244,437	0.0
1,141,809	Great Outdoors Group, LLC 2021 Term Loan B1, 8.134%, (US0001M + 3.750%), 03/06/2028	1,100,895	0.1
1,425,984	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 7.134%, (US0001M + 2.750%), 10/19/2027	1,363,820	0.1
283,992	Jo-Ann Stores, Inc. 2021 Term Loan B1, 9.077%, (US0003M + 4.750%), 07/07/2028	195,103	0.0
431,867	Leslies Poolmart, Inc. 2021 Term Loan B, 6.884%, (US0003M + 2.500%), 03/09/2028	423,994	0.0
758,450	Michaels Companies, Inc. 2021 Term Loan B, 8.980%, (US0003M + 4.250%), 04/15/2028	658,335	0.1
555,113	Petco Animal Supplies, Inc. 2021 Term Loan B, 7.976%, (US0003M + 3.250%), 03/03/2028	539,538	0.0
574,200	Petmate Incremental Term Loan B, 10.230%, (US0003M + 5.500%), 09/15/2028	432,803	0.0
824,563	Pilot Travel Centers LLC 2021 Term Loan B, 6.323%, (TSFR1M + 2.000%), 08/04/2028	815,989	0.1
546,501	Restoration Hardware, Inc. Term Loan B, 6.884%, (US0001M + 2.500%), 10/20/2028	505,172	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

337,541	Tory Burch LLC Term Loan B, 7.884%, (US0001M + 3.250%), 04/16/2028	312,542	0.0
		6,592,628	0.4

	Surface Transport: 0.1%
480,459	American Trailer World Corp. Term Loan B, 8.073%, (TSFR1M + 3.750%), 03/03/2028	417,850	0.0
1,056	ENC Holding Corporation 2021 Term Loan, 8.980%, (US0003M + 4.250%), 08/19/2028	988	0.0
783,469	LaserShip, Inc. 2021 Term Loan, 9.230%, (US0003M + 4.500%), 05/07/2028	561,355	0.0
265,640	Savage Enterprises LLC 2021 Term Loan B, 7.639%, (US0001M + 3.250%), 09/15/2028	264,212	0.0
718,625	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 8.730%, (US0003M + 4.000%), 07/26/2028	659,338	0.1
170,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 11.730%, (US0003M + 7.000%), 07/26/2029	142,481	0.0
		2,046,224	0.1

	Technology: 0.4%
525,000	Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 8.800%, 09/18/2026	523,688	0.0
4,700,000	Avaya 2022 Term Loan 1L, 14.300%, (SOFRRATE + 10.000%), 12/15/2027	2,937,500	0.2
63,369	Bright Bidco B.V. 2022 DIP Delayed Draw Term Loan, 11.820%, (TSFR1M + 8.000%), 02/28/2023	64,003	0.0
304,001	Bright Bidco B.V. 2022 DIP Term Loan, 12.300%, (SOFRRATE + 8.000%), 02/28/2023	307,041	0.0
297	Bright Bidco B.V. 2022 Exit Term Loan, 12.094%, 10/31/2027	301	0.0
610,000	CDK Global 2022 Term Loan B 1L, 8.800%, (SOFRRATE + 4.500%), 07/06/2029	605,854	0.0
548,625	MKS Instruments, Inc. 2022 USD Term Loan B 1L, 7.050%, (SOFRRATE + 2.750%), 08/17/2029	543,286	0.0
970,000	Open Text Corporation 2022 Term Loan B, 7.800%, 11/16/2029	947,973	0.1
300,000	Tibco Software Inc. 2022 USD Term Loan, 9.180%, 03/30/2029	268,562	0.0
870,246	Veritas US Inc. 2021 USD Term Loan B, 9.730%, (US0003M + 5.000%), 09/01/2025	622,497	0.1
		6,820,705	0.4

	Telecommunications: 0.4%
376,421	Altice Financing SA USD 2017 1st Lien Term Loan, 7.488%, (US0003M + 2.750%), 01/31/2026	364,187	0.0
982,005	Asurion LLC 2018 Term Loan B7, 7.384%, (US0001M + 3.000%), 11/03/2024	956,228	0.1
330,000	Asurion LLC 2021 2nd Lien Term Loan B3, 9.634%, (US0001M + 5.250%), 01/31/2028	258,885	0.0
497,925	Avaya, Inc. 2020 Term Loan B, 8.568%, (US0001M + 4.250%), 12/15/2027	171,473	0.0
266,356	Cablevision Lightpath LLC Term Loan B, 7.568%, (US0001M + 3.250%), 11/30/2027	255,036	0.0
1,078,075	CCI Buyer, Inc. Term Loan, 8.580%, (TSFR1M + 4.000%), 12/17/2027	1,033,066	0.1
483,200	CenturyLink, Inc. 2020 Term Loan B, 6.634%, (US0001M + 2.250%), 03/15/2027	459,342	0.0
516,927	CommScope, Inc. 2019 Term Loan B, 7.634%, (US0001M + 3.250%), 04/06/2026	488,657	0.0
949,415	Connect Finco Sarl 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 12/11/2026	939,773	0.1
306,288	Global Tel*Link Corporation 2018 1st Lien Term Loan, 8.344%, (US0003M + 4.250%), 11/29/2025	266,854	0.0
251,175	GOGO Intermediate Holdings LLC Term Loan B, 8.165%, (US0003M + 3.750%), 04/30/2028	249,448	0.0
492,959	GTT Communications, Inc. 2018 USD Term Loan B, 11.250%, (PRIME + 3.750%), 05/31/2025	196,875	0.0
387,478	Level 3 Financing Inc. 2019 Term Loan B, 6.134%, (US0001M + 1.750%), 03/01/2027	372,342	0.0
305,068	Numericable Group SA USD Term Loan B11, 7.165%, (US0003M + 2.750%), 07/31/2025	289,815	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

192,208	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 9.230%, (US0003M + 4.500%), 11/01/2024	144,316	0.0
270,000	Venga Finance Sarl 2021 USD Term Loan B, 9.485%, (US0003M + 4.750%), 12/04/2028	249,413	0.0
371,878	ViaSat, Inc. Term Loan, 8.938%, (TSFR1M + 4.500%), 03/02/2029	362,767	0.0
960,597	Zayo Group Holdings, Inc. USD Term Loan, 7.384%, (US0001M + 3.000%), 03/09/2027	781,419	0.1
		7,839,896	0.4

		Utilities: 0.0%
330,897	Edgewater Generation, L.L.C. Term Loan, 8.134%, (US0001M + 3.750%), 12/13/2025	315,088	0.0
260,171	Nautilus Power, LLC Term Loan B, 8.634%, (US0001M + 4.250%), 05/16/2024	203,583	0.0
335,750	Tiger Acquisition, LLC 2021 Term Loan, 7.634%, (US0001M + 3.250%), 06/01/2028	319,723	0.0
		838,394	0.0

	Total Bank Loans
	(Cost $186,289,265)	170,573,371	9.2

CONVERTIBLE BONDS/NOTES: 0.0%
		Communications: 0.0%
210,000	DISH Network Corp., 3.375%, 08/15/2026	132,090	0.0

	Total Convertible Bonds/Notes
	(Cost $205,804)	132,090	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
142,000	(11),(14)	24 Hour Fitness Worldwide, Inc.	1,136	0.0

		Consumer Staples: 0.0%
2,038	(11),(14)	Save-A-Lot, Inc. / Moran Foods	679	0.0

	Total Common Stock
	(Cost $290,412)		1,815	0.0

PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
189,193	(11),(14)	24 Hour Fitness Worldwide, Inc.	1,892	0.0

		Information Technology: 0.0%
2,393	(11),(14)	Riverbed Technology, Inc.	24	0.0

	Total Preferred Stock
	(Cost $267,309)		1,916	0.0

WARRANTS: –%
		Communication Services: –%
26,686	(11),(14)	Cineworld Group PLC	–	–

	Total Warrants
	(Cost $–)		–	–

	Value	Percentage of Net Assets
PURCHASED OPTIONS (15): 0.1%
Total Purchased Options
(Cost $2,601,492)	1,014,816	0.1

Total Long-Term Investments
(Cost $1,964,408,813)	1,739,756,198	93.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.1%
		Repurchase Agreements: 0.8%
3,444,900	(16)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $3,446,523, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,513,798, due 01/15/23-11/20/72)	3,444,900	0.2
3,444,900	(16)	Citadel Securities LLC, Repurchase Agreement dated 12/30/22, 4.41%, due 01/03/23 (Repurchase Amount $3,446,565, collateralized by various U.S. Government Securities, 0.125%-6.250%, Market Value plus accrued interest $3,515,520, due 04/15/23-11/15/52)	3,444,900	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,299,347	(16)	Citigroup, Inc., Repurchase Agreement dated 12/30/22, 4.25%, due 01/03/23 (Repurchase Amount $1,299,952, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,325,334, due 04/11/23-10/31/29)	1,299,347	0.1
3,444,888	(16)	National Bank Financial, Repurchase Agreement dated 12/30/22, 4.34%, due 01/03/23 (Repurchase Amount $3,446,526, collateralized by various U.S. Government Securities, 0.000%-4.435%, Market Value plus accrued interest $3,513,786, due 01/03/23-09/09/49)	3,444,888	0.2
3,138,118	(16)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/30/22, 4.34%, due 01/03/23 (Repurchase Amount $3,139,611, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,200,895, due 01/15/24-02/15/51)	3,138,118	0.1

	Total Repurchase Agreements
	(Cost $14,772,153)		14,772,153	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.3%
2,345,978	(17)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.030%	2,345,978	0.1
170,073,000	(17)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%	170,073,000	9.2
	Total Mutual Funds
	(Cost $172,418,978)		172,418,978	9.3

	Total Short-Term Investments
	(Cost $187,191,131)		187,191,131	10.1

	Total Investments in Securities (Cost $2,151,599,944)		$1,926,947,329	103.8
	Liabilities in Excess of Other Assets		(70,211,489)	(3.8)
	Net Assets		$1,856,735,840	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2022.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a TBA transaction.
(10)	Defaulted security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(12)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2022.
(13)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(14)	Non-income producing security.
(15)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(16)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(17)	Rate shown is the 7-day yield as of December 31, 2022.

Currency Abbreviations:
MXN	Mexican Peso

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$1,136	$1,136
Consumer Staples	–	–	679	679
Total Common Stock	–	–	1,815	1,815
Preferred Stock	–	–	1,916	1,916
Warrants	–	–	–	–
Purchased Options	–	1,014,816	–	1,014,816
Corporate Bonds/Notes	–	400,032,530	–	400,032,530
Collateralized Mortgage Obligations	–	437,495,797	–	437,495,797
Asset-Backed Securities	–	253,678,188	–	253,678,188
U.S. Government Agency Obligations	–	71,666,531	–	71,666,531
Commercial Mortgage-Backed Securities	–	294,271,960	7,466,799	301,738,759
Sovereign Bonds	–	32,564,286	–	32,564,286
Convertible Bonds/Notes	–	132,090	–	132,090
U.S. Treasury Obligations	–	70,856,099	–	70,856,099
Bank Loans	–	170,573,371	–	170,573,371
Short-Term Investments	172,418,978	14,772,153	–	187,191,131
Total Investments, at fair value	$172,418,978	$1,747,057,821	$7,470,530	$1,926,947,329
Other Financial Instruments+
Centrally Cleared Swaps	–	2,352,547	–	2,352,547
Forward Foreign Currency Contracts	–	2,368,990	–	2,368,990
Forward Premium Swaptions	–	173,432	–	173,432
Futures	4,140,736	–	–	4,140,736
Volatility Swaps	–	67,025	–	67,025
Total Assets	$176,559,714	$1,752,019,815	$7,470,530	$1,936,050,059
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(9,405,310)	$–	$(9,405,310)
Forward Foreign Currency Contracts	–	(2,741,277)	–	(2,741,277)
Forward Premium Swaptions	–	(1,660,679)	–	(1,660,679)
Futures	(1,587,202)	–	–	(1,587,202)
Written Options	–	(28,119,318)	–	(28,119,318)
Total Liabilities	$(1,587,202)	$(41,926,584)	$–	$(43,513,786)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 4,252,266	USD 2,835,850	Bank of America N.A.	02/03/23	$63,228
CAD 21,947,053	USD 16,062,408	Bank of America N.A.	02/03/23	149,203
USD 11,558,815	CAD 15,712,257	Bank of America N.A.	02/03/23	(47,345)
USD 5,102,097	GBP 4,221,672	Bank of America N.A.	02/03/23	43,009
MXN 128,408,954	USD 6,602,682	BNP Paribas	01/13/23	(26,355)
USD 18,974,765	AUD 28,406,400	BNP Paribas	02/03/23	(391,933)
JPY 2,404,779,867	USD 18,377,931	BNP Paribas	02/03/23	24,695
USD 15,982,445	CAD 21,740,951	BNP Paribas	02/03/23	(76,926)
USD 5,445,865	GBP 4,524,518	Citibank N.A.	02/03/23	23,858
USD 8,605,939	JPY 1,143,908,960	Citibank N.A.	02/03/23	(147,847)
USD 9,080,387	NZD 14,306,273	Citibank N.A.	02/03/23	(7,036)
USD 13,999,602	EUR 13,192,633	Citibank N.A.	02/03/23	(154,228)
EUR 3,374,473	USD 3,595,099	Citibank N.A.	02/03/23	25,233
NZD 28,598,900	USD 18,072,926	Goldman Sachs International	02/03/23	93,253
CHF 11,302,127	USD 12,259,203	Goldman Sachs International	02/03/23	8,373
CAD 21,592,423	USD 15,863,368	Goldman Sachs International	02/03/23	86,290
USD 13,581,539	CHF 12,536,259	Morgan Stanley Capital Services LLC	02/03/23	(25,591)
USD 21,127,131	EUR 19,837,961	Morgan Stanley Capital Services LLC	02/03/23	(156,198)
EUR 24,929,441	USD 26,665,402	Morgan Stanley Capital Services LLC	02/03/23	(303,756)
USD 14,109,121	CAD 19,304,136	Morgan Stanley Capital Services LLC	02/03/23	(150,249)
USD 5,583,690	EUR 5,236,121	Morgan Stanley Capital Services LLC	02/03/23	(33,928)
USD 8,402,265	NZD 13,363,061	Morgan Stanley Capital Services LLC	02/03/23	(86,025)
USD 13,004,152	EUR 12,121,967	Morgan Stanley Capital Services LLC	02/03/23	185,773
EUR 11,357,031	USD 12,066,015	Morgan Stanley Capital Services LLC	02/03/23	118,474
NZD 13,298,616	USD 8,441,749	Morgan Stanley Capital Services LLC	02/03/23	5,605
NOK 451,442	USD 45,508	Morgan Stanley Capital Services LLC	02/03/23	634
AUD 27,162,766	USD 18,337,635	Morgan Stanley Capital Services LLC	02/03/23	181,188
USD 798,051	JPY 108,761,173	Standard Chartered Bank	02/03/23	(34,246)
USD 43,804	SEK 454,692	Standard Chartered Bank	02/03/23	147
USD 8,302,558	MXN 161,883,797	State Street Bank and Trust Co.	01/13/23	11,853
USD 10,571,498	MXN 206,946,239	State Street Bank and Trust Co.	01/13/23	(27,032)
MXN 97,284,945	USD 5,002,682	State Street Bank and Trust Co.	01/13/23	(20,338)
USD 8,945,199	AUD 13,338,588	State Street Bank and Trust Co.	02/03/23	(148,682)
USD 10,143,377	GBP 8,346,107	State Street Bank and Trust Co.	02/03/23	44,414
GBP 8,949,221	USD 10,777,109	State Street Bank and Trust Co.	02/03/23	51,635
GBP 8,355,543	USD 10,071,955	State Street Bank and Trust Co.	02/03/23	38,427
EUR 7,371,034	USD 7,866,202	State Street Bank and Trust Co.	02/03/23	41,875
USD 2,207,404	CAD 3,007,481	State Street Bank and Trust Co.	02/03/23	(14,129)
USD 9,462,998	JPY 1,243,763,114	State Street Bank and Trust Co.	02/03/23	(54,924)
EUR 3,736,769	USD 3,978,284	State Street Bank and Trust Co.	02/03/23	30,742
CHF 13,505,283	USD 14,593,356	State Street Bank and Trust Co.	02/03/23	65,573
USD 12,203,514	CHF 11,325,762	State Street Bank and Trust Co.	02/03/23	(89,716)
NZD 14,497,724	USD 9,046,813	State Street Bank and Trust Co.	02/03/23	162,221
USD 9,238,050	AUD 13,703,522	State Street Bank and Trust Co.	02/03/23	(104,632)
AUD 26,274,534	USD 17,920,068	State Street Bank and Trust Co.	02/03/23	(218,966)
USD 18,240,558	AUD 26,822,508	State Street Bank and Trust Co.	02/03/23	170,288
USD 14,593,373	CHF 13,431,720	State Street Bank and Trust Co.	02/03/23	197,015
AUD 23,368,242	USD 15,704,017	State Street Bank and Trust Co.	02/03/23	227,804
AUD 14,166,366	USD 9,445,738	State Street Bank and Trust Co.	02/03/23	212,499
CHF 12,557,345	USD 13,524,336	State Street Bank and Trust Co.	02/03/23	105,681
CAD 15,846,808	USD 11,707,167	State Street Bank and Trust Co.	02/03/23	(112,141)
USD 14,533,036	CHF 13,440,277	State Street Bank and Trust Co.	02/03/23	(55,335)
CAD 20,599,330	USD 15,239,658	State Street Bank and Trust Co.	02/03/23	(23,568)
USD 9,155,541	NZD 14,582,128	State Street Bank and Trust Co.	02/03/23	(107,107)
USD 7,975,804	JPY 1,051,116,302	State Street Bank and Trust Co.	02/03/23	(67,884)
USD 10,849,022	GBP 9,011,565	State Street Bank and Trust Co.	02/03/23	(55,160)
				$(372,287)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	2,427	03/31/23	$261,945,352	$(967,635)
U.S. Treasury Ultra 10-Year Note	193	03/22/23	22,828,281	(506,296)
			$284,773,633	$(1,473,931)
Short Contracts:
U.S. Treasury 10-Year Note	(5,295)	03/22/23	(594,611,953)	2,768,091
U.S. Treasury 2-Year Note	(436)	03/31/23	(89,414,062)	(113,271)
U.S. Treasury Long Bond	(625)	03/22/23	(78,339,844)	701,831
U.S. Treasury Ultra Long Bond	(122)	03/22/23	(16,386,125)	670,814
			$(778,751,984)	$4,027,465

At December 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 39, Version 1	Buy	(5.000)	12/20/27	USD	58,830,000	$(342,628)	$(1,049,322)
						$(342,628)	$(1,049,322)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	1.000	12/20/24	USD	15,120,000	(178,176)	(2,060)
						(178,176)	$(2,060)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.391%	Annual	08/25/24	USD	160,000,000	$(3,145,053)	$(3,145,053)
Pay	1-day Secured Overnight Financing Rate	Annual	3.067	Annual	05/10/33	USD	17,323,765	(624,703)	(624,703)
Pay	1-day Secured Overnight Financing Rate	Annual	3.076	Annual	05/10/33	USD	12,374,118	(437,562)	(437,562)
Pay	1-day Secured Overnight Financing Rate	Annual	3.094	Annual	05/10/33	USD	14,849,000	(502,496)	(502,496)
Pay	1-day Secured Overnight Financing Rate	Annual	3.114	Annual	05/10/33	USD	11,137,000	(358,790)	(358,790)
Pay	1-day Secured Overnight Financing Rate	Annual	3.154	Annual	05/10/33	USD	14,849,000	(429,574)	(429,574)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	27,222,874	(484,862)	(484,862)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Pay	1-day Secured Overnight Financing Rate	Annual	3.345	Annual	05/10/33	USD	15,963,000	(210,466)	(210,466)
Pay	1-day Secured Overnight Financing Rate	Annual	3.473	Annual	05/10/33	USD	24,748,462	(66,200)	(66,200)
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	24,748,215	(60,558)	(60,558)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	37,122,323	(69,424)	(69,424)
Pay	1-day Secured Overnight Financing Rate	Annual	3.105	Annual	05/11/33	USD	24,748,000	(814,537)	(814,537)
Pay	1-day Secured Overnight Financing Rate	Annual	3.129	Annual	05/11/33	USD	12,373,917	(382,067)	(382,067)
Pay	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/11/33	USD	12,373,918	(338,747)	(338,747)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/11/33	USD	14,849,000	(357,633)	(357,633)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	18,809,000	(71,256)	(71,256)
Receive	1-day Secured Overnight Financing Rate	Annual	3.209	Annual	05/10/33	USD	29,698,000	724,594	724,594
Receive	1-day Secured Overnight Financing Rate	Annual	3.226	Annual	05/10/33	USD	30,688,000	705,112	705,112
Receive	1-day Secured Overnight Financing Rate	Annual	3.269	Annual	05/10/33	USD	18,561,000	361,103	361,103
Receive	1-day Secured Overnight Financing Rate	Annual	3.297	Annual	05/10/33	USD	12,003,000	205,269	205,269
Receive	1-day Secured Overnight Financing Rate	Annual	3.372	Annual	05/10/33	USD	19,799,000	216,907	216,908
Receive	1-day Secured Overnight Financing Rate	Annual	3.443	Annual	05/17/33	USD	15,096,000	72,583	72,583
Receive	1-day Secured Overnight Financing Rate	Annual	3.465	Annual	05/17/33	USD	22,273,000	66,978	66,978
Receive	1-day Secured Overnight Financing Rate	Annual	3.515	Annual	05/17/33	USD	16,458,000	–	–
								$(6,001,382)	$(6,001,381)

At December 31, 2022, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	6.350%	Morgan Stanley Capital Services LLC	06/16/23	USD	44,252,000	$67,025	$67,025
							$67,025	$67,025

At December 31, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Barclays Bank PLC	05/30/23	0.60 & 125	USD	2,386,000	$45,334	$20,934
AUD/USD & USD/JPY Dual Digital	Goldman Sachs International	05/30/23	0.6375 & 131.5	USD	1,045,000	60,767	76,984
USD/CNH & USD/JPY Dual Digital	BNP Paribas	05/30/23	7.2 & 131.5	USD	894,000	61,686	37,421
						$167,787	$135,339

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call EUR vs. Put USD	BNP Paribas	03/16/23	1.080	USD	24,356,700	$141,622	$335,329
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	12,280,000	609,088	251,156
Call USD vs. Put CNH	Bank of America N.A.	02/07/23	7.500	USD	49,178,000	228,678	11,008
Call USD vs. Put CNH	Morgan Stanley Capital Services LLC	02/09/23	7.470	USD	92,891,000	470,307	26,769
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	15,517,000	276,203	126,910
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	15,517,000	296,064	126,910
Put USD vs. Call GBP	Morgan Stanley Capital Services LLC	01/19/23	1.095	USD	21,107,450	411,743	1,395
						$2,433,705	$879,477

At December 31, 2022, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put GBP	Morgan Stanley Capital Services LLC	01/19/23	1.065	USD	21,107,450	$278,006	$(379)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	15,517,000	439,441	(177,046)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	15,517,000	425,166	(177,046)
Call USD vs. Put MXN	Bank of America N.A.	04/26/23	20.600	USD	21,107,000	656,217	(314,883)
Call USD vs. Put MXN	Morgan Stanley Capital Services LLC	04/26/23	20.600	USD	21,107,000	668,501	(314,883)
Put USD vs. Call MXN	Bank of America N.A.	04/26/23	20.000	USD	21,107,000	443,036	(593,293)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	04/26/23	20.000	USD	21,107,000	427,839	(506,349)
						$3,338,206	$(2,083,879)

At December 31, 2022, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.880%	1-day Secured Overnight Financing Rate	05/09/23	USD	98,993,000	$2,909,157	$(4,283,165)
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	98,993,000	2,855,948	(3,798,579)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	3.820%	1-day Secured Overnight Financing Rate	05/09/23	USD	49,496,000	1,420,535	(1,974,485)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	2.940%	1-day Secured Overnight Financing Rate	12/15/23	USD	24,748,000	925,575	(553,968)
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	49,496,000	1,517,052	(603,842)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.815%	1-day Secured Overnight Financing Rate	05/09/23	USD	98,993,000	2,826,250	(3,921,785)
Put on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Receive	3.880%	1-day Secured Overnight Financing Rate	05/09/23	USD	98,993,000	2,909,157	(1,417,512)
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	98,993,000	2,855,948	(1,657,455)
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Receive	3.820%	1-day Secured Overnight Financing Rate	05/09/23	USD	49,496,000	1,420,535	(784,524)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	2.940%	1-day Secured Overnight Financing Rate	12/15/23	USD	24,748,000	925,575	(1,497,319)
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	49,496,000	1,517,053	(2,612,322)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	3.815%	1-day Secured Overnight Financing Rate	05/09/23	USD	98,993,000	2,826,250	(1,582,314)
Put on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	4.250%	1-day Secured Overnight Financing Rate	11/15/27	USD	120,614,000	1,185,033	(1,348,169)
								$26,094,068	$(26,035,439)

At December 31, 2022, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	22,958,000	$(4,017,650)	$(21,676)
Call on 30-Year Interest Rate Swap	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	18,355,000	(3,303,900)	(88,536)
Call on 35-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	22,958,000	(4,023,390)	(24,045)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	(258,927)
								$(21,007,358)	$(393,184)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.750%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	292,604,600	$2,444,468	$173,432
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	2.750%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	292,604,600	2,444,468	(1,267,495)
								$4,888,936	$(1,094,063)

(1)	Payments made at maturity date.
(2)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(4)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(5)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,128,369,549.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,635,190
Gross Unrealized Depreciation	(255,166,353)
Net Unrealized Depreciation	$(234,531,163)